PROSPECTUS

                                   May 1, 2003

                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC (JNL Variable Fund). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - Target Funds.

The interests of JNL Variable Fund are sold to Jackson National Separate Account
- I to fund the benefits of variable annuity contracts. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

         First Trust/JNL The Dow(SM) Target 10 Fund
         First Trust/JNL The S&P(R) Target 10 Fund
         First Trust/JNL Global Target 15 Fund
         First Trust/JNL Target 25 Fund
         First Trust/JNL Target Small-Cap Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"Dow Jones," "Dow Jones Industrial Average(SM)," "DJIA(SM)" and "The Dow 10(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The Dow Target 10 Fund.

Dow Jones does not:

o    Sponsor,  endorse,  sell or promote the First  Trust/JNL  The Dow Target 10
     Fund.

o Recommend that any person invest in the First Trust/JNL The Dow Target 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of First Trust/JNL The Dow Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The Dow Target 10 Fund.

o Consider the needs of the First Trust/JNL The Dow Target 10 Fund or the owners of the First Trust/JNL The Dow Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOW TARGET 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE FIRST TRUST/JNL THE DOW TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------
"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The First Trust/JNL The S&P(R) Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.



                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         First Trust/JNL The DowSM Target 10 Fund.................................................................1

         First Trust/JNL The S&P(R)Target 10 Fund.................................................................4

         First Trust/JNL Global Target 15 Fund....................................................................7

         First Trust/JNL Target 25 Fund..........................................................................11

         First Trust/JNL Target Small-Cap Fund...................................................................14

         More About the Investment Objectives and Risks of All Funds.............................................17

Management of JNL Variable Fund..................................................................................20

         Investment Adviser......................................................................................20

         Investment Sub-Adviser..................................................................................20

         Portfolio Management....................................................................................21

Administrative Fee...............................................................................................21

Investment in Fund Interests.....................................................................................21

Redemption of Fund Interests.....................................................................................22

Tax Status.......................................................................................................23

         General.................................................................................................23

         Internal Revenue Service Diversification Requirements...................................................23

Hypothetical Performance Data for Target Strategies..............................................................23

Financial Highlights.............................................................................................26

                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

FIRST TRUST/JNL THE DOWSM TARGET 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL The DowSM Target 10 Fund (The Dow Target 10 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Target 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM (DJIA) which have the highest dividend yields on or about the business day before each Stock Selection Date. The ten companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE DOW TARGET 10 FUND. An investment in The Dow Target 10 Fund is not guaranteed. As with any mutual fund, the value of The Dow Target 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because The Dow Target 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Dow Target 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow Target 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow Target 10 Fund's total return and share price.

          o LIMITED MANAGEMENT. The Dow Target 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The Dow Target 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow Target 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow Target 10 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The

Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

5.15%    -2.83%   -9.87%

[chart omitted]

2000     2001     2002

During the period covered, the Fund's highest quarterly return was 16.69% (4th quarter of 2002) and its lowest quarterly return was -21.44% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL The Dow(SM) Target 10 Fund                            -9.87%               -6.05%
Dow Jones Industrial Average                                         -15.01%               -6.29%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------
1 Year                                            $85
-------------------------------------------------------------------------
3 Years                                          $265
-------------------------------------------------------------------------
5 Years                                          $460
-------------------------------------------------------------------------
10 Years                                       $1,025
-------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow Target 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date;

     o the sub-adviser allocates approximately equal amounts of The Dow Target 10 Fund to the ten companies in the DJIA that have the highest dividend yield.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the ten common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow Target 10 Fund purchases and sells common stocks of the ten selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date.

The stocks in The Dow Target 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow Target 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about The Dow Target 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL THE S&P(R) TARGET 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL The S&P(R) Target 10 Fund (S&P Target 10 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P Target 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each Stock Selection Date. The ten companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE S&P TARGET 10 FUND. An investment in the S&P Target 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P Target 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the S&P Target 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The S&P Target 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P Target 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P Target 10 Fund's total return and share price.

          o LIMITED MANAGEMENT. The S&P Target 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents the S&P Target 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P Target 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P Target 10 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


8.23%             -21.39%           -18.07
[chart omitted]
2000              2001              2002

During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL The S&P(R)Target 10 Fund                              -18.07%               -7.17%
S&P 500 Index                                                        -22.10%              -11.07%
------------------------------------------------------------- --------------------- --------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------
1 Year                                                 $85
------------------------------------------------------------------------------
3 Years                                               $265
------------------------------------------------------------------------------
5 Years                                               $460
------------------------------------------------------------------------------
10 Years                                            $1,025
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P Target 10 Fund consists of a portfolio of 10 common stocks selected on or about the business day before each Stock Selection Date through the following process:

          o first, the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;

          o the sub-adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

          o from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;

          o from the remaining companies, the sub-adviser selects the 10 common stocks with the greatest one-year price appreciation;

          o the sub-adviser allocates approximately equal amounts of the S&P Target 10 Fund to the selected 10 common stocks.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 10 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the S&P Target Fund purchases and sells common stocks of the ten selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The stocks in the S&P Target 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

The performance of the S&P Target 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the S&P Target 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL GLOBAL TARGET 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL Global Target 15 Fund (Global Target 15 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global Target 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT Index or London Stock Market FTSE 30) and the Hang Seng Index. The Global Target 15 Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index, on or about the last business day before each Stock Selection Date. The fifteen companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL TARGET 15 FUND. An investment in the Global Target 15 Fund is not guaranteed. As with any mutual fund, the value of the Global Target 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Global Target 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Global Target 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global Target 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global Target 15 Fund's total return and share price.

          o FOREIGN INVESTING RISK. Because the Global Target 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global Target 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global Target 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global Target 15 Fund's performance to fluctuate more than if it held only U.S. securities.

          o CURRENCY RISK. The value of the Global Target 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global Target 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o LIMITED MANAGEMENT. The Global Target 15 Fund's strategy of investing in fifteen companies according to criteria determined on a Stock Selection Date prevents the Global Target 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global Target 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global Target 15 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-2.78%            -0.69%            -13.82%
[chart omitted]
2000              2001              2002


During the period covered, the Fund's highest quarterly return was 15.46% (4th quarter of 2000) and its lowest quarterly return was -17.20% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL Global Target 15 Fund                                -13.82%               -7.98%
Dow Jones Industrial Average                                         -15.01%               -6.29%
London Stock Market FTSE 30                                          -38.45%              -22.71%
Hang Seng Stock Index                                                -15.61%               -8.88%
MSCI DTR World Index                                                 -19.89%              -11.43%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The London Stock Market FTSE 30 is comprised of 30 leading U.K. companies chosen to be representative of British industry.

The Hang Seng Stock Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong.

The MSCI World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

*The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.88%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.88%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------
1 Year                                               $90
----------------------------------------------------------------------------
3 Years                                             $281
----------------------------------------------------------------------------
5 Years                                             $488
----------------------------------------------------------------------------
10 Years                                          $1,084
----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Global Target 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT Index and the Hang Seng Index. The fifteen common stocks are chosen on or about the business day before each Stock Selection Date as follows:

          o the sub-adviser determines the dividend yield on each common stock in the DJIA, the FT Index and the Hang Seng Index;

          o the sub-adviser determines the ten companies in each of the DJIA, the FT Index and the Hang Seng Index that have the highest dividend yield in the respective index;

          o out of those companies, the sub-adviser allocates approximately equal amounts of the Global Target 15 Fund to the common stocks of the five companies in each index with the lowest price per share.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the fifteen common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Global Target 15 Fund purchases and sells common stocks of the fifteen selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The performance of the Global Target 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Global Target 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL TARGET 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL Target 25 Fund (Target 25 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Target 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (NYSE), on or about the last business day before each Stock Selection Date. The 25 companies are selected only once annually on or about January 1 (Stock Selection
Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE TARGET 25 FUND. An investment in the Target 25 Fund is not guaranteed. As with any mutual fund, the value of the Target 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Target 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of or all of the companies in which the Target 25 Fund may invest may be small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Target 25 Fund may not be appropriate for all investors.

          o NON-DIVERSIFICATION. The Target 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Target 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Target 25 Fund's total return and share price.

          o LIMITED MANAGEMENT. The Target 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents the Target 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Target 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Target 25 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-4.34%            14.23%            -11.69%
[chart omitted]
2000              2001              2002

During the period covered, the Fund's highest quarterly return was 15.10% (4th quarter of 2001) and its lowest quarterly return was -18.33% (3rd quarter of
2002).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
First Trust/JNL Target 25 Fund                                       -11.69%               -6.15%
S&P Mid 400 Barra Value Index                                        -14.51%                5.08%
S&P 500 Index                                                        -22.10%              -11.07%
------------------------------------------------------------- --------------------- -------------------

The S&P Mid 400 Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.82%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.82%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------
1 Year                                                 $84
------------------------------------------------------------------------------
3 Years                                               $262
------------------------------------------------------------------------------
5 Years                                               $455
------------------------------------------------------------------------------
10 Years                                            $1,014
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Target 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on or about the business day before each Stock Selection Date:

          o first, the sub-adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average(SM));

          o those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;

          o those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;

          o from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks;

          o the sub-adviser allocates approximately equal amounts of the Target 25 Fund to the 25 common stocks selected for the portfolio.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 25 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Target 25 Fund purchases and sells common stocks of the 25 selected companies according to the percentage relationship among the common stocks established at the Stock Selection Date.

The performance of the Target 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Target 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL TARGET SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL Target Small-Cap Fund (Target Small-Cap Fund) is a high total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Target Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq), on or about the last business day before each Stock Selection Date. The Fund deems a small cap company to be one with a market capitalization between $150 million and $1 billion. These companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE TARGET SMALL-CAP FUND. An investment in the Target Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Target Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Target Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Target Small-Cap Fund is likely to invest have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Target Small-Cap Fund may not be appropriate for all investors.

         o NON-DIVERSIFICATION. The Target Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Target Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Target Small-Cap Fund's total return and share price.

         o LIMITED MANAGEMENT. The Target Small-Cap Fund's strategy of investing in certain companies according to criteria determined on a Stock Selection Date prevents the Target Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Target Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Target Small-Cap Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


22.21%            -3.90%            -17.68%
[chart omitted]
2000              2001              2002

During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------
First Trust/JNL Target Small-Cap Fund                                -17.68%                 5.28%
Russell 2000 Index                                                   -20.48%                -3.52%
------------------------------------------------------------- ---------------------- -------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------
1 Year                                              $85
---------------------------------------------------------------------------
3 Years                                            $265
--------------------------------------------------------------------------
5 Years                                            $460
---------------------------------------------------------------------------
10 Years                                         $1,025
---------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Target Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on or about the business day before each Stock Selection Date:

          o first, the sub-adviser selects all U.S. registered corporations the common stocks of which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

          o from those companies, the sub-adviser then selects only those companies which have a market capitalization of between $150 million and $1 billion and whose stocks have an average daily dollar trading volume of at least $500,000 (these dollar limitations will be adjusted periodically for inflation);

          o from the remaining companies, the sub-adviser selects only the stocks of companies with positive three-year sales growth;

          o next, from the remaining companies, the sub-adviser selects only the stocks of companies whose most recent annual earnings are positive;

          o the sub-adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

          o from the remaining list, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest);

          o the Target Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 40 common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, the Target Small-Cap Fund purchases and sells common stocks of the 40 selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The performance of the Target Small-Cap Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Target Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

TEMPORARY DEFENSIVE STRATEGY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE TARGET AND SECTOR FUNDS.

TARGET FUNDS GENERALLY. It is generally not possible for the sub-adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the Target Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the Target Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the sub-adviser generally attempts to maintain, to the extent practicable, a minimum cash position at all times. Normally, the only cash items held by the Target Funds will be amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The sub-adviser attempts to replicate the percentage relationship (determined based on the number of shares of each stock, not the stocks' prices or values) of the stocks selected at the prior Stock Selection Date when purchasing or selling stocks for the Target Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the percentage relationships of the number of shares of each stock owned immediately after the Stock Selection Date seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the number of shares of each of the stocks in the Target Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the Target Fund, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Certain provisions of the Investment Company Act of 1940 limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission (SEC) from this limitation so that The Dow Target 5, The Dow Target 10, The S&P Target 10 and the Global Target 15 Funds may invest up to approximately 20.5% (for The Dow Target 5 Fund), 10.5% (for The Dow Target 10 Fund and The S&P Target 10 Fund) and 7.17% (for the Global Target 15 Fund) of the respective Fund's total assets in the stock of Securities Related Companies. The 20.5%, 10.5% and 7.17% respective standards are applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The sub-adviser may depart from a Target Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

In selecting the securities to be purchased by each of the Target Funds, the sub-adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.

DERIVATIVES. The sub-adviser may, but will not necessarily, utilize derivative instruments, such as options, futures contracts, forward contracts, warrants, and indexed securities, for hedging and risk management.

For the Funds that invest in stocks of foreign companies, the sub-adviser may enter into forward contracts to manage the Funds' exposure to changes in foreign currencies associated with the purchase or sale of such stocks. This strategy seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the underlying value of the hedged security. In addition, this strategy may reduce or eliminate the opportunity to profit from increases in the value of the currency in which a Fund's investment is denominated and may adversely impact a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's sub-adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the sub-adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. None of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE(SM). The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES INDUSTRIAL ORDINARY SHARE INDEX. The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE NASDAQ-100 INDEX. The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international issues listed on the Nasdaq Stock Market(R). The index is calculated based on a modified capitalization weighted methodology. The Nasdaq Stock Market lists nearly 5,400 companies and trades more shares per day than any other major U.S. market.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC, which served as an investment adviser to the JNL Variable Fund until January 31, 2001, when it transferred its duties as investment adviser to the Adviser.

The Adviser has selected First Trust Advisors L.P. as sub-adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of each Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

The Target Funds are obligated to pay the Adviser the following fees:

      Assets                                     Annual Rate
      ------                                     -----------
      All Assets                                .65%

INVESTMENT SUB-ADVISER

First Trust Advisors L.P. (First Trust), an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the sub-adviser for each Fund. First Trust's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation (formerly known as Nike Securities Corporation). Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family.

First Trust is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) which are substantially similar to certain of the Funds in that they have the same investment objectives as those Funds but have a limited life of approximately one year. First Trust Portfolios L.P. specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios L.P., an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA.

Under the terms of the Sub-Advisory Agreement between First Trust and the Adviser, First Trust manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. First Trust formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. First Trust implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

As compensation for its services, First Trust receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay First Trust out of the advisory fee it receives from each Fund.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The requested order would allow the Funds to operate more efficiently and with greater flexibility.

The Adviser provides the following oversight and evaluation services to the
Funds:

          o performing initial due diligence on prospective sub-advisers for the Funds

          o    monitoring the performance of sub-advisers

          o    communicating performance expectations to the sub-advisers

          o ultimately recommending to the Board of Managers whether a sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. All Funds will seek shareholder approval before relying on the exemptive order, if it is granted.

PORTFOLIO MANAGEMENT

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to the Administrator an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays the Administrator an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays the Administrator an Administrative Fee of .20% of the average daily net assets of the Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, the Administrator is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to Jackson National Separate Account - I, a separate account of JNL, 1 Corporate Way, Lansing, Michigan 48951, to fund the benefits under certain variable annuity contracts (Contracts). The Separate Account purchases interests in the Funds at net asset value using premiums received on Contracts issued by JNL. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The Funds are managed by a sub-adviser who manages publicly available unit investment trusts having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available unit investment trusts, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available unit investment trusts. Consequently, the investment performance of publicly available unit investment trusts and any corresponding Funds may differ substantially.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Variable Fund's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                          REDEMPTION OF FUND INTERESTS

Jackson National Separate Account - I redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company with all of its interests owned by a single entity, Jackson National Separate Account - I. Accordingly, the JNL Variable Fund is taxed as part of the operations of JNL and is not taxed separately. The JNL Variable Fund has not elected to be taxed as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended. Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts issued by Jackson National Separate Account - I.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by Jackson National Separate Account - I. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund in order to meet these diversification requirements. See the SAI for more specific information.

               HYPOTHETICAL PERFORMANCE DATA FOR TARGET STRATEGIES

Certain aspects of the investment strategies for The Dow Target 5 Fund, The Dow Target 10 Fund, the S&P Target 10 Fund, the Global Target 15 Fund, the Target 25 Fund, and the Target Small-Cap Fund (Target Fund) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each Target Fund and the actual performance of the DJIA, the S&P 500 Index, the FT Index, the Hang Seng Index, the Ibbotson Small Cap Index and a combination index made up of one-third of the total returns of each of the DJIA, the Hang Sang and the FT Indices. The table also shows how performance varies from year to year.

The information for the Target Strategies assumes that each Strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations. Also, the information provided for the Target 25 Strategy and the Target Small-Cap Strategy excludes common stocks of companies that, on a Stock Selection Date, were party to a publicly announced business combination which was expected to have been completed within six months.

THE RETURNS SHOWN BELOW FOR THE TARGET STRATEGIES DO NOT REPRESENT THE RESULTS OF ACTUAL TRADING USING CLIENT ASSETS BUT WERE ACHIEVED BY MEANS OF THE RETROACTIVE APPLICATION TO HISTORICAL RATES OF RETURN OF STRATEGIES THAT WERE DESIGNED WITH THE BENEFIT OF HINDSIGHT. These returns should not be considered indicative of the skill of the sub-adviser. The returns may not reflect the impact that any material market or economic factors might have had if the Strategies had been used during the periods shown to actually manage client assets. During a portion of the period shown in the table below, the sub-adviser acted as the portfolio supervisor of certain unit investment trusts which employed strategies similar to the hypothetical strategies shown below.

The returns shown below for the Target Strategies are not a guarantee of future performance and should not be used to predict the expected returns on a Target Strategy. The hypothetical returns shown below do indicate the significant variation in returns among the several Target Strategies in any given year, as well as the significant variation in returns from a particular strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical Target Strategy under-performed its respective index in certain years.

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN



                                    GLOBAL       TARGET       S&P    5 Target
          TARGET 25   TARGET 10    TARGET 15    SMALL-CAP   TARGET   STRATEGY    S&P 500               Hang Seng
YEAR       STRATEGY    STRATEGY    STRATEGY     STRATEGY    STRATEGY    (4)       INDEX    FT INDEX      INDEX       DJIA
--------- ----------- ----------- ------------ ------------ -------- ---------- ---------- ---------- ------------- --------
1983        32.09%       39.07%        15.61%       31.04%   20.53%      27.67%     22.28%     21.94%      -2.04%    25.82%
1984         5.55%        6.22%        29.88%       -1.10%   16.34%      11.38%      6.22%      2.15%      42.61%     1.29%
1985        41.89%       29.54%        54.06%       50.81%   47.12%      44.68%     31.77%     54.74%      50.95%    33.28%
1986        25.01%       35.63%        38.11%       23.35%   21.81%      28.78%     18.31%     24.36%      51.16%    27.00%
1987        14.41%        5.59%        17.52%       14.94%    9.16%      12.32%      5.33%     37.13%      -6.84%     5.66%
1988        27.18%       24.57%        24.26%       23.19%   20.35%      23.91%     16.64%      9.00%      21.04%    16.03%
1989        22.98%       26.97%        15.98%       26.10%   39.62%      26.33%     31.35%     20.07%      10.59%    32.09%
1990        -0.82%       -7.82%         3.19%        1.08%   -5.64%      -2.00%     -3.30%     11.03%      11.71%    -0.73%
1991        37.67%       34.20%        40.40%       59.55%   24.64%      39.29%     30.40%      8.77%      50.68%    24.19%
1992        15.14%        7.69%        26.64%       27.81%   23.29%      20.12%      7.62%     -3.13%      34.73%     7.39%
1993        15.22%       27.08%        65.65%       22.47%   42.16%      34.51%      9.95%     19.22%     124.95%    16.87%
1994         9.73%        4.21%        -7.26%        2.11%    8.17%       3.39%      1.34%      1.97%     -29.34%     5.03%
1995        36.69%       36.85%        13.45%       41.65%   25.26%      30.78%     37.22%     16.21%      27.52%    36.67%
1996        28.53%       28.35%        21.00%       34.96%   26.61%      27.89%     22.82%     18.35%      37.86%    28.71%
1997        30.69%       21.68%        -6.38%       16.66%   62.66%      25.06%     33.21%     14.78%     -17.69%    24.82%
1998         1.83%       10.59%        13.50%        1.85%   50.02%      15.56%     28.57%     12.32%      -2.60%    18.03%
1999        -0.41%        5.06%         8.88%       12.88%    3.49%       5.98%     20.94%     15.14%      71.34%    27.06%
2000        -2.78%        5.99%         5.15%        5.39%   -8.93%       0.96%     -9.08%    -16.14%      -9.32%    -4.70%
2001         9.77%       -2.82%         1.34%       -1.42%  -20.35%      -2.70%    -11.88%    -22.81%     -22.45%    -5.45%
2002       -10.54%       -8.81%       -12.00%      -14.06%  -16.74%     -12.43%    -22.04%    -29.33%     -15.52%    14.94%
--------- ----------- ----------- ------------ ------------ -------- ---------- ---------- ---------- ------------- --------


           IBBOTSON    CUMULATIVE
           SMALL-CAP     INDEX
YEAR        INDEX      RETURNS (3)
--------- ----------- -------------
1983          39.67%      15.24%
1984          -6.67%      15.35%
1985          24.66%      46.32%
1986           6.85%      34.18%
1987          -9.30%      11.99%
1988          22.87%      15.36%
1989          10.18%      20.92%
1990         -21.56%       7.34%
1991          44.63%      27.88%
1992          23.35%      12.99%
1993          20.98%      53.68%
1994           3.11%      -7.45%
1995          34.66%      26.80%
1996          17.62%      28.31%
1997          22.78%       7.30%
1998          -7.38%       9.25%
1999          28.96%      37.88%
2000          -3.87%     -10.05%
2001          22.13%     -16.90%
2002         -13.25%     -19.93%
--------- ----------- -------------


(1) The Target 25 Strategy, the Target Small-Cap Strategy, the Target 10 Strategy and the Global Target 15 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested semi-annually (with the exception of the FT Index and the Hang Seng Index from 12/31/80 through 12/31/86, during which time annual reinvestment was assumed), and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the 20 full years listed above, the Target 25 Strategy achieved an average annual total return of 16.03%, the Target Small-Cap Strategy achieved an average annual total return of 17.56%, the Target 10 Strategy achieved an average annual total return of 15.49%, the S&P Target Strategy achieved an average annual total return of 17.43% , the 5 Target Strategy achieved an average annual total return of 17.08% and the Global Target 15 Strategy achieved an average annual total return of 16.90%. In addition, over this period, each individual strategy achieved a greater average annual total return than that of its corresponding index, the S&P 500 Index, Ibbotson Small-Cap Index, the DJIA or a combination of the FT Index, Hang Seng Index and DJIA, which were 12.62%, 11.49%, 14.24% and 14.17%, respectively. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
(3) Cumulative Index Returns represent the average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA. Cumulative Index Returns do not represent an actual index.
(4) The "Target 5 Strategy" is composed of equal weights of the Target 25, Target 10, Global Target 15, Target Small-Cap, and S&P Target 10 Strategies.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in interests of the Funds. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001 and 2002 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

JNL VARIABLE FUND LLC
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                         Net Asset            Investment Operations
                           Value             Net           Net Realized     Total from    Net Asset
      Period             Beginning        Investment       & Unrealized     Investment    Value, End
       Ended             of Period      Income (Loss)     Gains (Losses)    Operations    of Period
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
     12/31/02            $ 8.68          $ (0.39)            $(0.81)        $(1.20)         $ 7.48
     12/31/01              8.74             0.09              (0.15)         (0.06)           8.68
     12/31/00              8.99             0.22              (0.47)         (0.25)           8.74
 07/02(a)-12/31/99        10.00             0.11              (1.12)         (1.01)           8.99
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
     12/31/02              9.07            (0.10)             (0.96)         (1.06)           8.01
     12/31/01              7.94             0.02               1.11           1.13            9.07
     12/31/00              8.30             0.13              (0.49)         (0.36)           7.94
 07/02(a)-12/31/99        10.00             0.08              (1.78)         (1.70)           8.30
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
     12/31/02             14.54             0.11              (2.68)          (2.57)          11.97
     12/31/01             15.13             0.01              (0.60)          (0.59)          14.54
     12/31/00             12.38            (0.04)              2.79            2.75           15.13
 07/02(a)-12/31/99        10.00            (0.02)              2.40            2.38           12.38
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
     12/31/02              8.92             0.01              (0.89)          (0.88)           8.04
     12/31/01              9.18             0.07              (0.33)          (0.26)           8.92
     12/31/00              8.73             0.13               0.32            0.45            9.18
 07/02(a)-12/31/99        10.00             0.05              (1.32)          (1.27)           8.73
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
     12/31/02              9.41                -              (1.70)          (1.70)           7.71
     12/31/01             11.97             0.04              (2.60)          (2.56)           9.41
     12/31/00             11.06            (0.03)              0.94            0.91           11.97
 07/02(a)-12/31/99        10.00             0.01               1.05            1.06           11.06
------------------------------------------------------------------------------------------------------



                                                                                  Ratio of Net
                                          Supplemental Data           Ratio of     Investment
                                             Net Assets,              Expenses to Income (Loss)
      Period                     Total      End of Period  Portfolio  Average Net   to Average
       Ended                   Return (b)   (in thousands) Turnover   Assets (c)  Net Assets (c)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
     12/31/02                  (13.82) %   $  30,501        20.4 %      0.88 %         3.59%
     12/31/01                   (0.69)         8,075        45.5        0.90           3.55
     12/31/00                   (2.78)         5,037        93.4        0.90           4.32
 07/02(a)-12/31/99             (10.10)         2,034        80.5        0.90           3.44
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
     12/31/02                  (11.69)        37,479        35.6        0.82           2.05
     12/31/01                   14.23          8,403        49.0        0.85           2.34
     12/31/00                   (4.34)         3,569        85.0        0.85           2.71
 07/02(a)-12/31/99             (17.00)         1,858        66.3        0.85           2.48
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
     12/31/02                  (17.68)        38,583        62.7        0.83           1.02
     12/31/01                   (3.90)        14,442        78.7        0.85          (0.25)
     12/31/00                   22.21          7,729       116.4        0.85          (0.47)
 07/02(a)-12/31/99              23.80          2,100       102.5        0.85          (0.39)
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
     12/31/02                   (9.87)        80,821        21.7        0.83           2.92
     12/31/01                   (2.83)        36,882        38.5        0.85           2.34
     12/31/00                    5.15         21,051        47.1        0.85           2.62
 07/02(a)-12/31/99             (12.70)         7,786        23.3        0.85           2.53
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
     12/31/02                  (18.07)        41,209        68.6        0.83           0.29
     12/31/01                  (21.39)        20,187        66.8        0.85           0.41
     12/31/00                    8.23         18,964        91.3        0.85          (0.27)
 07/02(a)-12/31/99              10.60          9,192        27.9        0.85           0.16
--------------------------------------------------------------------------------------------
(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                                   PROSPECTUS

                                   May 1, 2003

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

        o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2003, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission
              (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section in Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.




                                                            File No.:  811-09121

                                   PROSPECTUS

                                   May 1, 2003

                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC (JNL Variable Fund). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - Target Funds and Sector Funds.

The interests of JNL Variable Fund are sold to Jackson National Separate Account
- I to fund the benefits of variable annuity contracts. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

         First Trust/JNL The Dow(SM) Target 5 Fund
         First Trust/JNL The Dow(SM)Target 10 Fund
         First Trust/JNL The S&P(R) Target 10 Fund
         First Trust/JNL Global Target 15 Fund
         First Trust/JNL Target 25 Fund
         First Trust/JNL Target Small-Cap Fund
         First Trust/JNL Technology Sector Fund
         First Trust/JNL Pharmaceutical/Healthcare Sector Fund
         First Trust/JNL Financial Sector Fund
         First Trust/JNL Energy Sector Fund
         First Trust/JNL Leading Brands Sector Fund
         First Trust/JNL Communications Sector Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"Dow Jones," "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow 10(SM)," and "The Dow 5(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The Dow Target 5 Fund and the First Trust/JNL The Dow Target 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the First Trust/JNL The Dow Target 5 Fund or the First Trust/JNL The Dow Target 10 Fund.

o Recommend that any person invest in the First Trust/JNL The Dow Target 5 Fund, the First Trust/JNL The Dow Target 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The Dow Target 5 Fund or the First Trust/JNL The Dow Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The Dow Target 5 Fund or the First Trust/JNL The Dow Target 10 Fund.

o Consider the needs of the First Trust/JNL The Dow Target 5 Fund or the First Trust/JNL The Dow Target 10 Fund or the owners of the First Trust/JNL The Dow Target 5 Fund or the First Trust/JNL The Dow Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOW TARGET 5 FUND OR THE FIRST TRUST/JNL THE DOW TARGET 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE FIRST TRUST/JNL THE DOW TARGET 5 FUND OR THE FIRST TRUST/JNL THE DOW TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 5 FUND OR THE FIRST TRUST/JNL THE DOW TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOW TARGET 5 FUND OR THE FIRST TRUST/JNL THE DOW TARGET 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The First Trust/JNL The S&P(R) Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1

         First Trust/JNL The Dow(SM) Target 5 Fund................................................................1

         First Trust/JNL The Dow(SM) Target 10 Fund...............................................................4

         First Trust/JNL The S&P(R)Target 10 Fund.................................................................7

         First Trust/JNL Global Target 15 Fund...................................................................10

         First Trust/JNL Target 25 Fund..........................................................................14

         First Trust/JNL Target Small-Cap Fund...................................................................17

         First Trust/JNL Technology Sector Fund..................................................................20

         First Trust/JNL Pharmaceutical/Healthcare Sector Fund...................................................23

         First Trust/JNL Financial Sector Fund...................................................................26

         First Trust/JNL Energy Sector Fund......................................................................29

         First Trust/JNL Leading Brands Sector Fund..............................................................32

         First Trust/JNL Communications Sector Fund..............................................................35

         More About the Investment Objectives and Risks of All Funds.............................................38

Management of JNL Variable Fund..................................................................................41

         Investment Adviser......................................................................................41

         Investment Sub-Adviser..................................................................................41

         Portfolio Management....................................................................................42

Administrative Fee...............................................................................................42

Investment in Fund Interests.....................................................................................43

Redemption of Fund Interests.....................................................................................43

Tax Status.......................................................................................................44

         General.................................................................................................44

         Internal Revenue Service Diversification Requirements...................................................44

Hypothetical Performance Data for Target Strategies..............................................................44

Financial Highlights.............................................................................................47


                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

FIRST TRUST/JNL THE DOW(SM) TARGET 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL The Dow(SM) Target 5 Fund (The Dow Target 5 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Target 5 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the five companies included in the Dow Jones Industrial Average(SM) (DJIA) which have the lowest per share price of the companies with the ten highest dividend yields on or about the business day before each Stock Selection Date. The five companies are selected only once annually on or about January 1 (Stock Selection
Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE DOW TARGET 5 FUND. An investment in The Dow Target 5 Fund is not guaranteed. As with any mutual fund, the value of The Dow Target 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because The Dow Target 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Dow Target 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow Target 5 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow Target 5 Fund's total return and share price.

         o LIMITED MANAGEMENT. The Dow Target 5 Fund's strategy of investing in five companies according to criteria determined on a Stock Selection Date prevents The Dow Target 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the five selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow Target 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow Target 5 Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31



-0.39%            -3.35%            -12.00%
[chart omitted]
2000               2001              2002


During the period covered, the Fund's highest quarterly return was 23.57% (4th quarter of 2000) and its lowest quarterly return was -25.07% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------------ --------------------- -------------------
                                                                          1 YEAR           LIFE OF FUND*
------------------------------------------------------------------ --------------------- -------------------
First Trust/JNL The Dow(SM) Target 5 Fund                                 -12.00%              -11.21%
Dow Jones Industrial Average                                              -15.01%               -6.29%
------------------------------------------------------------------ --------------------- -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

*The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------
1 Year                                                $85
-----------------------------------------------------------------------------
3 Years                                              $265
-----------------------------------------------------------------------------
5 Years                                              $460
-----------------------------------------------------------------------------
10 Years                                           $1,025
-----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow Target 5 Fund invests in the common stock of five companies included in the DJIA. The five common stocks are chosen on or about the business day before each Stock Selection Date by the following criteria:

          o the sub-adviser determines the dividend yield on each common stock in the DJIA;

          o the sub-adviser determines the ten companies in the DJIA that have the highest dividend yield;

          o the sub-adviser allocates approximately equal amounts of The Dow Target 5 Fund to the common stocks of the five companies with the lowest price per share of such ten companies.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the five common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow Target 5 Fund purchases and sells common stocks of the five selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The stocks in The Dow Target 5 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow Target 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about The Dow Target 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL THE DOW(SM) TARGET 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL The Dow(SM) Target 10 Fund (The Dow Target 10 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Target 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average(SM) (DJIA) which have the highest dividend yields on or about the business day before each Stock Selection Date. The ten companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE DOW TARGET 10 FUND. An investment in The Dow Target 10 Fund is not guaranteed. As with any mutual fund, the value of The Dow Target 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because The Dow Target 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Dow Target 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow Target 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow Target 10 Fund's total return and share price.

         o LIMITED MANAGEMENT. The Dow Target 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The Dow Target 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow Target 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow Target 10 Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


5.15%    -2.83%   -9.87%

[chart omitted]

2000     2001     2002

During the period covered, the Fund's highest quarterly return was 16.69% (4th quarter of 2002) and its lowest quarterly return was -21.44% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL The Dow(SM) Target 10 Fund                            -9.87%               -6.05%
Dow Jones Industrial Average                                         -15.01%               -6.29%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------
1 Year                                              $85
---------------------------------------------------------------------------
3 Years                                            $265
---------------------------------------------------------------------------
5 Years                                            $460
---------------------------------------------------------------------------
10 Years                                         $1,025
---------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow Target 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on or about the business day before each Stock Selection Date as follows:

          o the sub-adviser determines the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date;

          o the sub-adviser allocates approximately equal amounts of The Dow Target 10 Fund to the ten companies in the DJIA that have the highest dividend yield.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the ten common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow Target 10 Fund purchases and sells common stocks of the ten selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date.

The stocks in The Dow Target 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow Target 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about The Dow Target 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL THE S&P(R) TARGET 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL The S&P(R) Target 10 Fund (S&P Target 10 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P Target 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each Stock Selection Date. The ten companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE S&P TARGET 10 FUND. An investment in the S&P Target 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P Target 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the S&P Target 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The S&P Target 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P Target 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P Target 10 Fund's total return and share price.

         o LIMITED MANAGEMENT. The S&P Target 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents the S&P Target 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P Target 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P Target 10 Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


8.23%             -21.39%           -18.07
[chart omitted]
2000              2001              2002

During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL The S&P(R)Target 10 Fund                              -18.07%               -7.17%
S&P 500 Index                                                        -22.10%              -11.07%
------------------------------------------------------------- --------------------- --------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *
The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------
1 Year                                                  $85
-------------------------------------------------------------------------------
3 Years                                                $265
-------------------------------------------------------------------------------
5 Years                                                $460
-------------------------------------------------------------------------------
10 Years                                             $1,025
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P Target 10 Fund consists of a portfolio of 10 common stocks selected on or about the business day before each Stock Selection Date through the following process:

     o first, the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;

     o the sub-adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;

     o from the remaining companies, the sub-adviser selects the 10 common stocks with the greatest one-year price appreciation;

     o the sub-adviser allocates approximately equal amounts of the S&P Target 10 Fund to the selected 10 common stocks.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 10 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the S&P Target Fund purchases and sells common stocks of the ten selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The stocks in the S&P Target 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

The performance of the S&P Target 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the S&P Target 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL GLOBAL TARGET 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL Global Target 15 Fund (Global Target 15 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global Target 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial Average(SM)(DJIA), the Financial Times Ordinary Index (FT Index or London Stock Market FTSE 30) and the Hang Seng Index. The Global Target 15 Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index, on or about the last business day before each Stock Selection Date. The fifteen companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL TARGET 15 FUND. An investment in the Global Target 15 Fund is not guaranteed. As with any mutual fund, the value of the Global Target 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Global Target 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Global Target 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global Target 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global Target 15 Fund's total return and share price.

         o FOREIGN INVESTING RISK. Because the Global Target 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global Target 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global Target 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global Target 15 Fund's performance to fluctuate more than if it held only U.S. securities.

         o CURRENCY RISK. The value of the Global Target 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global Target 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

         o LIMITED MANAGEMENT. The Global Target 15 Fund's strategy of investing in fifteen companies according to criteria determined on a Stock Selection Date prevents the Global Target 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global Target 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global Target 15 Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-2.78%            -0.69%            -13.82%
[chart omitted]
2000               2001              2002

During the period covered, the Fund's highest quarterly return was 15.46% (4th quarter of 2000) and its lowest quarterly return was -17.20% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL Global Target 15 Fund                                -13.82%               -7.98%
Dow Jones Industrial Average                                         -15.01%               -6.29%
London Stock Market FTSE 30                                          -38.45%              -22.71%
Hang Seng Stock Index                                                -15.61%               -8.88%
MSCI DTR World Index                                                 -19.89%              -11.43%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The London Stock Market FTSE 30 is comprised of 30 leading U.K. companies chosen to be representative of British industry.

The Hang Seng Stock Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong.

The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

*The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.88%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.88%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------
1 Year                                         $90
----------------------------------------------------------------------
3 Years                                       $281
----------------------------------------------------------------------
5 Years                                       $488
----------------------------------------------------------------------
10 Years                                    $1,084
----------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Global Target 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT Index and the Hang Seng Index. The fifteen common stocks are chosen on or about the business day before each Stock Selection Date as follows:

          o the sub-adviser determines the dividend yield on each common stock in the DJIA, the FT Index and the Hang Seng Index;

          o the sub-adviser determines the ten companies in each of the DJIA, the FT Index and the Hang Seng Index that have the highest dividend yield in the respective index;

          o out of those companies, the sub-adviser allocates approximately equal amounts of the Global Target 15 Fund to the common stocks of the five companies in each index with the lowest price per share.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the fifteen common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Global Target 15 Fund purchases and sells common stocks of the fifteen selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The performance of the Global Target 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Global Target 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL TARGET 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL Target 25 Fund (Target 25 Fund) is a high total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Target 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (NYSE), on or about the last business day before each Stock Selection Date. The 25 companies are selected only once annually on or about January 1 (Stock Selection
Date). The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE TARGET 25 FUND. An investment in the Target 25 Fund is not guaranteed. As with any mutual fund, the value of the Target 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Target 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of or all of the companies in which the Target 25 Fund may invest may be small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Target 25 Fund may not be appropriate for all investors.

         o NON-DIVERSIFICATION. The Target 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Target 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Target 25 Fund's total return and share price.

         o LIMITED MANAGEMENT. The Target 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents the Target 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Target 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Target 25 Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-4.34%            14.23%            -11.69%
[chart omitted]
2000              2001              2002

During the period covered, the Fund's highest quarterly return was 15.10% (4th quarter of 2001) and its lowest quarterly return was -18.33% (3rd quarter of
2002).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- -------------------
                                                                     1 year           Life of Fund*
------------------------------------------------------------- --------------------- -------------------
First Trust/JNL Target 25 Fund                                       -11.69%               -6.15%
S&P Mid 400 Barra Value Index                                        -14.51%                5.08%
S&P 500 Index                                                        -22.10%              -11.07%
------------------------------------------------------------- --------------------- -------------------

The S&P Mid 400 Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.82%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.82%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------
1 Year                                              $84
---------------------------------------------------------------------------
3 Years                                            $262
---------------------------------------------------------------------------
5 Years                                            $455
---------------------------------------------------------------------------
10 Years                                         $1,014
---------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Target 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on or about the business day before each Stock Selection Date:

          o first, the sub-adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average(SM));

          o those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;

          o those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;

          o from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks;

          o the sub-adviser allocates approximately equal amounts of the Target 25 Fund to the 25 common stocks selected for the portfolio.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 25 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Target 25 Fund purchases and sells common stocks of the 25 selected companies according to the percentage relationship among the common stocks established at the Stock Selection Date.

The performance of the Target 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Target 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL TARGET SMALL-CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the First Trust/JNL Target Small-Cap Fund (Target Small-Cap Fund) is a high total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Target Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq), on or about the last business day before each Stock Selection Date. The Fund deems a small cap company to be one with a market capitalization between $150 million and $1 billion. These companies are selected only once annually on or about January 1 (Stock Selection Date). The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE TARGET SMALL-CAP FUND. An investment in the Target Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Target Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Target Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Target Small-Cap Fund is likely to invest have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Target Small-Cap Fund may not be appropriate for all investors.

         o NON-DIVERSIFICATION. The Target Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Target Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Target Small-Cap Fund's total return and share price.

         o LIMITED MANAGEMENT. The Target Small-Cap Fund's strategy of investing in certain companies according to criteria determined on a Stock Selection Date prevents the Target Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Target Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Target Small-Cap Fund from taking advantage of opportunities available to other funds.

         o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


22.21%            -3.90%            -17.68%
[chart omitted]
2000              2001              2002

During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------
First Trust/JNL Target Small-Cap Fund                                -17.68%                 5.28%
Russell 2000 Index                                                   -20.48%                -3.52%
------------------------------------------------------------- ---------------------- -------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.83%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.83%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------
1 Year                                            $85
-------------------------------------------------------------------------
3 Years                                          $265
-------------------------------------------------------------------------
5 Years                                          $460
-------------------------------------------------------------------------
10 Years                                       $1,025
-------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Target Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on or about the business day before each Stock Selection Date:

          o first, the sub-adviser selects all U.S. registered corporations the common stocks of which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

          o from those companies, the sub-adviser then selects only those companies which have a market capitalization of between $150 million and $1 billion and whose stocks have an average daily dollar trading volume of at least $500,000 (these dollar limitations will be adjusted periodically for inflation);

          o from the remaining companies, the sub-adviser selects only the stocks of companies with positive three-year sales growth;

          o next, from the remaining companies, the sub-adviser selects only the stocks of companies whose most recent annual earnings are positive;

          o the sub-adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

          o from the remaining list, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest);

          o the Target Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 40 common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, the Target Small-Cap Fund purchases and sells common stocks of the 40 selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

The performance of the Target Small-Cap Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Target Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL TECHNOLOGY SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the First Trust/JNL Technology Sector Fund (Technology Sector Fund) is a high total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Technology Sector Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks issued by technology companies.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

         o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

              The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-20.86%                   -44.83%          -37.20%
[chart omitted]
2000                      2001             2002

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
First Trust/JNL Technology Sector Fund                               -37.20%              -21.88%
Morgan Stanley High Tech Index                                       -43.12%              -18.41%
Russell 1000 Tech Index                                              -38.70%              -23.23%
------------------------------------------------------------- --------------------- -------------------

The Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors.
The Russell 1000 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.89%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------
1 Year                                               $91
----------------------------------------------------------------------------
3 Years                                             $284
----------------------------------------------------------------------------
5 Years                                             $493
----------------------------------------------------------------------------
10 Years                                          $1,096
----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The companies selected for the Technology Sector Fund are researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the sub-adviser's research analysts. The companies in which the Technology Sector Fund invests generally have market capitalizations of at least $500 million and have been publicly traded for two years or more.

Because the Technology Sector Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Technology Sector Fund's performance to fluctuate more than if it held only U.S. securities.

The performance of the Technology Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the First Trust/JNL
Pharmaceutical/Healthcare Sector Fund (Pharmaceutical/Healthcare Sector Fund) is a high total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the
Pharmaceutical/Healthcare Sector Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks issued by pharmaceutical or healthcare companies.

PRINCIPAL RISKS OF INVESTING IN THE PHARMACEUTICAL/HEALTHCARE SECTOR FUND. An investment in the Pharmaceutical/Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Pharmaceutical/Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Pharmaceutical/Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Pharmaceutical/Healthcare Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Pharmaceutical/Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Pharmaceutical/Healthcare Sector Fund's total return and share price.

         o INDUSTRY CONCENTRATION RISK. Because the Pharmaceutical/Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Pharmaceutical/Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Pharmaceutical/ Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

              The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


39.63%                    -6.84%           -30.62%
[chart omitted]
2000                      2001             2002

During the period covered, the Fund's highest quarterly return was 13.85% (2nd quarter of 2000) and its lowest quarterly return was -18.72% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

-------------------------------------------------------------- --------------------- -------------------
                                                                      1 YEAR           LIFE OF FUND*
-------------------------------------------------------------- --------------------- -------------------
First Trust/JNL Pharmaceutical/Healthcare Sector Fund                 -30.62%               -3.62%
Morgan Stanley Health Care Product Index                              -14.86%                3.61%
Russell 1000 Healthcare Index                                         -20.43%               -4.22%
-------------------------------------------------------------- --------------------- -------------------

The Morgan Stanley Health Care Product Index is an equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology.

The Russell 1000 Healthcare Index is a capitalization-weighted index of companies involved in medical services or health care.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.89%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------
1 Year                                                 $91
------------------------------------------------------------------------------
3 Years                                               $284
------------------------------------------------------------------------------
5 Years                                               $493
------------------------------------------------------------------------------
10 Years                                            $1,096
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The companies selected for the
Pharmaceutical/Healthcare Sector Fund are researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the sub-adviser's research analysts.

Because the Pharmaceutical/Healthcare Sector Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Pharmaceutical/Healthcare Sector Fund's performance to fluctuate more than if it held only U.S. securities.

In addition the Fund may be subject to currency risk. The value of the Pharmaceutical/Healthcare Sector Fund's shares may change as a result of changes in exchange rates reducing the U.S. dollar value of the Pharmaceutical/Healthcare Sector Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

The performance of the Pharmaceutical/Healthcare Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Pharmaceutical/Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL FINANCIAL SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the First Trust/JNL Financial Sector Fund (Financial Sector Fund) is a high total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Financial Sector Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of companies in the financial sector, which may include money center banks, major regional banks, financial and investment service providers and insurance companies.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended (1940 Act), which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

          o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

               The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

               Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

               Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

               Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


27.31%                 -11.56%          -14.06%
[chart omitted]
2000                   2001             2002

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL Financial Sector Fund                                -14.06%               -3.97%
S&P Financials Index                                                 -14.64%               -4.40%
Russell 1000 Financial Index                                         -15.29%               -4.95%
------------------------------------------------------------- --------------------- --------------------

The S&P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard &
Poor's 500 Index.

The Russell 1000 Financial Services Index is a capitalization-weighted index of companies that provide financial services.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.89%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------
1 Year                                                        $91
-----------------------------------------------------------------------------
3 Years                                                      $284
-----------------------------------------------------------------------------
5 Years                                                      $493
-----------------------------------------------------------------------------
10 Years                                                   $1,096
-----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The companies selected for the Financial Sector Fund are researched and evaluated using database screening techniques, fundamental analysis and the judgment of the sub-adviser's research analysts.

Because the Financial Sector Fund invests in stocks of foreign companies, it is also subject to foreign investing risks. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Financial Sector Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the Fund may be subject to currency risk. The value of the Financial Sector Fund's shares may change as a result of changes in exchange rates reducing the U.S. dollar value of the Financial Sector Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

The performance of the Financial Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Financial Sector Fund.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL ENERGY SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the First Trust/JNL Energy Sector Fund (Energy Sector Fund) is a high total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Energy Sector Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of energy industry companies. The Energy Sector Fund's portfolio may include companies from across various areas of the energy industry, including integrated oil, oil field services and equipment, oil and gas production, natural gas, independent power producers and utilities.

PRINCIPAL RISKS OF INVESTING IN THE ENERGY SECTOR FUND. An investment in the Energy Sector Fund is not guaranteed. As with any mutual fund, the value of the Energy Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Energy Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Energy Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Energy Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Energy Sector Fund's total return and share price.

         o INDUSTRY CONCENTRATION RISK. Because the Energy Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Energy Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Energy Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

              General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


45.18%                      -25.49%                   -3.51%
[chart omitted]
2000                         2001                     2002


During the period covered, the Fund's highest quarterly return was 19.57% (1st quarter of 2000) and its lowest quarterly return was -23.51% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
First Trust/JNL Energy Sector Fund                                    -3.51%                2.01%
AMEX Deutsche Bank Energy Index                                       -4.25%                5.98%
Russell 1000 Integrated Oil Index                                    -12.68%               -4.05%
Russell 1000 Other Energy Index                                      -20.56%               -7.81%
------------------------------------------------------------- --------------------- -------------------

The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers and natural gas producers.

The Russell 1000 Integrated Oil Index is a capitalization-weighted index of companies involved in all parts of the exploration, production, and refining process.

The Russell 1000 Other Energy Index is a capitalization-weighted index of companies in energy-related businesses other than integrated oils.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.89%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------
1 Year                                                $91
-----------------------------------------------------------------------------
3 Years                                              $284
-----------------------------------------------------------------------------
5 Years                                              $493
-----------------------------------------------------------------------------
10 Years                                           $1,096
-----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The companies selected for the Energy Sector Fund are researched and evaluated using database screening techniques, fundamental analysis and the judgment of the sub-adviser's research analysts.

Because the Energy Sector Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Energy Sector Fund's performance to fluctuate more than if it held only U.S. securities.

In addition the Fund may be subject to currency risk. The value of the Energy Sector Fund's shares may change as a result of changes in exchange rates reducing the U.S. dollar value of the Energy Sector Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

The performance of the Energy Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Energy Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL LEADING BRANDS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the First Trust/JNL Leading Brands Sector Fund (Leading Brands Sector Fund) is a high total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Leading Brands Sector Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of companies considered by the sub-adviser to be leaders in the consumer goods industry.

PRINCIPAL RISKS OF INVESTING IN THE LEADING BRANDS SECTOR FUND. An investment in the Leading Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Leading Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Leading Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Leading Brands Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Leading Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Leading Brands Sector Fund's total return and share price.

         o INDUSTRY CONCENTRATION RISK. Because the Leading Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Leading Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Leading Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

              General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


7.96%                      -8.63%           -5.94%
[chart]
2000                       2001             2002


During the period covered, the Fund's highest quarterly return was 11.82% (4th quarter of 2000) and its lowest quarterly return was -15.22% (1st quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
First Trust/JNL Leading Brands Sector Fund                            -5.94%               -3.41%
Morgan Stanley Consumer Index                                        -11.09%               -1.97%
S&P 500 Index                                                        -22.10%              -11.07%
------------------------------------------------------------- --------------------- --------------------

The Morgan Stanley Consumer Index is an equally-weighted index of 30 U.S. common stocks designed to measure performance of consumer-oriented, stable growth industries through changes in the average return of the component stocks.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.89%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------
1 Year                                            $91
-------------------------------------------------------------------------
3 Years                                          $284
-------------------------------------------------------------------------
5 Years                                          $493
-------------------------------------------------------------------------
10 Years                                       $1,096
-------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The companies selected for the Leading Brands Sector Fund are researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the sub-adviser's research analysts.

Because the Leading Brands Sector Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Leading Brands Sector Fund's performance to fluctuate more than if it held only U.S. securities.

In addition the Fund maybe subject to currency risk. The value of the Leading Brands Sector Fund's shares may change as a result of changes in exchange rates reducing the U.S. dollar value of the Leading Brands Sector Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

The performance of the Leading Brands Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Leading Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND

INVESTMENT OBJECTIVE. The objective of the First Trust/JNL Communications Sector Fund (Communications Sector Fund) is a high total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Communications Sector Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of companies in the communications industry. These companies may include domestic and international companies involved in cable television, computer networking, communications equipment, communications services and wireless communications.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

         o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

              The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation which, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-26.97%                    -47.46%          -45.60%
[chart]
2000                       2001             2002

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------
First Trust/JNL Communications Sector Fund                           -45.60%               -28.16%
AMEX North American Telecommunications Index                         -43.48%               -23.10%
S&P Telecommunications Services Index                                -34.11%               -25.04%
S&P Communications Equipment Index                                   -42.59%               -37.19%
------------------------------------------------------------- ---------------------- -------------------

The AMEX North American Telecommunications Index is an equal-dollar weighted index of 16 U.S., Mexican and Canadian companies that are involved in telecommunications-related services or manufacturing.

The S&P Telecommunications Services Index is a capitalization-weighted index of S&P 500 companies involved in telecommunications services.

The S&P Communications Equipment Index is a capitalization-weighted index of S&P
500 companies involved in the manufacturing of communications equipment.

* The Fund began operations on July 2, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                          NONE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                               NONE
         DEFERRED SALES LOAD                                                              NONE
         REDEMPTION FEE                                                                   NONE
         EXCHANGE FEE                                                                     NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                        0.89%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 0.89%
-------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------
1 Year                                               $91
----------------------------------------------------------------------------
3 Years                                             $284
----------------------------------------------------------------------------
5 Years                                             $493
----------------------------------------------------------------------------
10 Years                                          $1,096
----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The companies selected for the Communications Sector Fund are researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the sub-adviser's research analysts.

Because the Communications Sector Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Communication Sector Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the Fund may be subject to currency risk. The value of the Communications Sector Fund's shares may change as a result of changes in exchange rates reducing the U.S. dollar value of the Communications Sector Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

The performance of the Communications Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

TEMPORARY DEFENSIVE STRATEGY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE TARGET AND SECTOR FUNDS.

TARGET FUNDS GENERALLY. It is generally not possible for the sub-adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the Target Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the Target Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the sub-adviser generally attempts to maintain, to the extent practicable, a minimum cash position at all times. Normally, the only cash items held by the Target Funds will be amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The sub-adviser attempts to replicate the percentage relationship (determined based on the number of shares of each stock, not the stocks' prices or values) of the stocks selected at the prior Stock Selection Date when purchasing or selling stocks for the Target Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the percentage relationships of the number of shares of each stock owned immediately after the Stock Selection Date seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the number of shares of each of the stocks in the Target Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the Target Fund, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Certain provisions of the Investment Company Act of 1940 limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission (SEC) from this limitation so that The Dow Target 5, The Dow Target 10, The S&P Target 10 and the Global Target 15 Funds may invest up to approximately 20.5% (for The Dow Target 5 Fund), 10.5% (for The Dow Target 10 Fund and The S&P Target 10 Fund) and 7.17% (for the Global Target 15 Fund) of the respective Fund's total assets in the stock of Securities Related Companies. The 20.5%, 10.5% and 7.17% respective standards are applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The sub-adviser may depart from a Target Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

In selecting the securities to be purchased by each of the Target Funds, the sub-adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.

SECTOR FUNDS GENERALLY. The Sector Funds may actively trade securities in seeking to achieve their objectives. Doing so may increase transaction costs, which may reduce performance.

DERIVATIVES. The sub-adviser may, but will not necessarily, utilize derivative instruments, such as options, futures contracts, forward contracts, warrants, and indexed securities, for hedging and risk management.

For the Funds that invest in stocks of foreign companies, the sub-adviser may enter into forward contracts to manage the Funds' exposure to changes in foreign currencies associated with the purchase or sale of such stocks. This strategy seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the underlying value of the hedged security. In addition, this strategy may reduce or eliminate the opportunity to profit from increases in the value of the currency in which a Fund's investment is denominated and may adversely impact a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's sub-adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the sub-adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. None of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE(SM). The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES INDUSTRIAL ORDINARY SHARE INDEX. The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE NASDAQ-100 INDEX. The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international issues listed on the Nasdaq Stock Market(R). The index is calculated based on a modified capitalization weighted methodology. The Nasdaq Stock Market lists nearly 5,400 companies and trades more shares per day than any other major U.S. market.

THE STANDARD & Poor's 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC, which served as an investment adviser to the JNL Variable Fund until January 31, 2001, when it transferred its duties as investment adviser to the Adviser.

The Adviser has selected First Trust Advisors L.P. as sub-adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of each Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

The Target Funds are obligated to pay the Adviser the following fees:

      Assets                                     Annual Rate
      ------                                     -----------
      All Assets                                    .65%

Each of the Sector Funds are obligated to pay the Adviser the following fees (the fee percentages are identical for each Sector Fund):

Average Daily Net Assets                           Annual Rate
------------------------                           -----------
$0 to $500 million                                   .75%
$500 million to $1 billion                           .70%
Over $1 billion                                      .65%

INVESTMENT SUB-ADVISER

First Trust Advisors L.P. (First Trust), an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the sub-adviser for each Fund. First Trust's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation (formerly known as Nike Securities Corporation). Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family.

First Trust is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) which are substantially similar to certain of the Funds in that they have the same investment objectives as those Funds but have a limited life of approximately one year. First Trust Portfolios L.P. specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios L.P., an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA.

Under the terms of the Sub-Advisory Agreement between First Trust and the Adviser, First Trust manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. First Trust formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. First Trust implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

As compensation for its services, First Trust receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay First Trust out of the advisory fee it receives from each Fund.

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The requested order would allow the Funds to operate more efficiently and with greater flexibility.

The Adviser provides the following oversight and evaluation services to the
Funds:

     o performing initial due diligence on prospective sub-advisers for the Funds

     o    monitoring the performance of sub-advisers

     o    communicating performance expectations to the sub-advisers

     o    ultimately   recommending   to  the  Board  of   Managers   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. All Funds will seek shareholder approval before relying on the exemptive order, if it is granted.

PORTFOLIO MANAGEMENT

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to the Administrator an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays the Administrator an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays the Administrator an Administrative Fee of .20% of the average daily net assets of the Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, the Administrator is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to Jackson National Separate Account - I, a separate account of JNL, 1 Corporate Way, Lansing, Michigan 48951, to fund the benefits under certain variable annuity contracts (Contracts). The Separate Account purchases interests in the Funds at net asset value using premiums received on Contracts issued by JNL. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The Funds are managed by a sub-adviser who manages publicly available unit investment trusts having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available unit investment trusts, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available unit investment trusts. Consequently, the investment performance of publicly available unit investment trusts and any corresponding Funds may differ substantially.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Variable Fund's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                          REDEMPTION OF FUND INTERESTS

Jackson National Separate Account - I redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company with all of its interests owned by a single entity, Jackson National Separate Account - I. Accordingly, the JNL Variable Fund is taxed as part of the operations of JNL and is not taxed separately. The JNL Variable Fund has not elected to be taxed as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended. Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts issued by Jackson National Separate Account - I.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by Jackson National Separate Account - I. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund in order to meet these diversification requirements. See the SAI for more specific information.

               HYPOTHETICAL PERFORMANCE DATA FOR TARGET STRATEGIES

Certain aspects of the investment strategies for The Dow Target 5 Fund, The Dow Target 10 Fund, the S&P Target 10 Fund, the Global Target 15 Fund, the Target 25 Fund, and the Target Small-Cap Fund (Target Fund) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each Target Fund and the actual performance of the DJIA, the S&P 500 Index, the FT Index, the Hang Seng Index, the Ibbotson Small Cap Index and a combination index made up of one-third of the total returns of each of the DJIA, the Hang Sang and the FT Indices. The table also shows how performance varies from year to year.

The information for the Target Strategies assumes that each Strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations. Also, the information provided for the Target 25 Strategy and the Target Small-Cap Strategy excludes common stocks of companies that, on a Stock Selection Date, were party to a publicly announced business combination which was expected to have been completed within six months.

THE RETURNS SHOWN BELOW FOR THE TARGET STRATEGIES DO NOT REPRESENT THE RESULTS OF ACTUAL TRADING USING CLIENT ASSETS BUT WERE ACHIEVED BY MEANS OF THE RETROACTIVE APPLICATION TO HISTORICAL RATES OF RETURN OF STRATEGIES THAT WERE DESIGNED WITH THE BENEFIT OF HINDSIGHT. These returns should not be considered indicative of the skill of the sub-adviser. The returns may not reflect the impact that any material market or economic factors might have had if the Strategies had been used during the periods shown to actually manage client assets. During a portion of the period shown in the table below, the sub-adviser acted as the portfolio supervisor of certain unit investment trusts which employed strategies similar to the hypothetical strategies shown below.

The returns shown below for the Target Strategies are not a guarantee of future performance and should not be used to predict the expected returns on a Target Strategy. The hypothetical returns shown below do indicate the significant variation in returns among the several Target Strategies in any given year, as well as the significant variation in returns from a particular strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical Target Strategy under-performed its respective index in certain years.

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN



                                                                          6
                                                 GLOBAL       TARGET    TARGET      S&P
          TARGET 25   TARGET 10   TARGET 5     TARGET 15    SMALL-CAP   STRATEGY  TARGET    S&P 500               HANG SENG
YEAR       STRATEGY    STRATEGY    STRATEGY     STRATEGY     STRATEGY     (4)     STRATEGY   INDEX    FT INDEX      INDEX
--------- ----------- ----------- ----------- ------------- ----------- --------- -------- ---------- ---------- ------------
1983        32.09%       39.07%       36.38%        15.61%      31.04%    29.12%   20.53%     22.28%     21.94%       -2.04%
1984         5.55%        6.22%       11.12%        29.88%      -1.10%    11.34%   16.34%      6.22%      2.15%       42.61%
1985        41.89%       29.54%       38.34%        54.06%      50.81%    43.63%   47.12%     31.77%     54.74%       50.95%
1986        25.01%       35.63%       30.89%        38.11%      23.35%    29.13%   21.81%     18.31%     24.36%       51.16%
1987        14.41%        5.59%       10.69%        17.52%      14.94%    12.05%    9.16%      5.33%     37.13%       -6.84%
1988        27.18%       24.57%       21.47%        24.26%      23.19%    23.50%   20.35%     16.64%      9.00%       21.04%
1989        22.98%       26.97%       10.55%        15.98%      26.10%    23.70%   39.62%     31.35%     20.07%       10.59%
1990        -0.82%       -7.82%      -15.74%         3.19%       1.08%    -4.29%   -5.64%     -3.30%     11.03%       11.71%
1991        37.67%       34.20%       62.03%        40.40%      59.55%    43.08%   24.64%     30.40%      8.77%       50.68%
1992        15.14%        7.69%       22.90%        26.64%      27.81%    20.58%   23.29%      7.62%     -3.13%       34.73%
1993        15.22%       27.08%       34.01%        65.65%      22.47%    34.43%   42.16%      9.95%     19.22%      124.95%
1994         9.73%        4.21%        8.27%        -7.26%       2.11%     4.21%    8.17%      1.34%      1.97%      -29.34%
1995        36.69%       36.85%       30.50%        13.45%      41.65%    30.73%   25.26%     37.22%     16.21%       27.52%
1996        28.53%       28.35%       26.20%        21.00%      34.96%    27.61%   26.61%     22.82%     18.35%       37.86%
1997        30.69%       21.68%       19.97%        -6.38%      16.66%    24.21%   62.66%     33.21%     14.78%      -17.69%
1998         1.83%       10.59%       12.36%        13.50%       1.85%    15.03%   50.02%     28.57%     12.32%       -2.60%
1999        -0.41%        5.06%       -7.28%         8.88%      12.88%     3.77%    3.49%     20.94%     15.14%       71.34%
2000        -2.78%        5.99%       11.09%         5.15%       5.39%     2.65%   -8.93%     -9.08%    -16.14%       -9.32%
2001         9.77%       -2.82%       -2.68%         1.34%      -1.42%    -2.69%  -20.35%    -11.88%    -22.81%      -22.45%
2002       -10.54%       -8.81%      -10.61%       -12.00%     -14.06%   -12.13%  -16.74%    -22.04%    -29.33%      -15.52%
--------- ----------- ----------- ----------- ------------- ----------- --------- -------- ---------- ---------- ------------




           IBBOTSON    CUMULATIVE
          SMALL-CAP      INDEX
YEAR        DJIA      INDEX     RETURNS (3)
--------- --------- ----------- -------------
1983        25.82%      39.67%      15.24%
1984         1.29%      -6.67%      15.35%
1985        33.28%      24.66%      46.32%
1986        27.00%       6.85%      34.18%
1987         5.66%      -9.30%      11.99%
1988        16.03%      22.87%      15.36%
1989        32.09%      10.18%      20.92%
1990        -0.73%     -21.56%       7.34%
1991        24.19%      44.63%      27.88%
1992         7.39%      23.35%      12.99%
1993        16.87%      20.98%      53.68%
1994         5.03%       3.11%      -7.45%
1995        36.67%      34.66%      26.80%
1996        28.71%      17.62%      28.31%
1997        24.82%      22.78%       7.30%
1998        18.03%      -7.38%       9.25%
1999        27.06%      28.96%      37.88%
2000        -4.70%      -3.87%     -10.05%
2001        -5.45%      22.13%     -16.90%
2002       -14.94%     -13.25%     -19.93%
--------- --------- ----------- -------------



(1) The Target 25 Strategy, the Target Small-Cap Strategy, the Target 10 Strategy, the Target 5 Strategy and the Global Target 15 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested semi-annually (with the exception of the FT Index and the Hang Seng Index from 12/31/80 through 12/31/86, during which time annual reinvestment was assumed), and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the 20 full years listed above, the Target 25 Strategy achieved an average annual total return of 16.03%, the Target Small-Cap Strategy achieved an average annual total return of 17.56%, the Target 10 Strategy achieved an average annual total return of 15.49%, the Target 5 Strategy achieved an average annual total return of 16.09%, the S&P Target Strategy achieved an average annual total return of 17.43%, the 6 Target Strategy achieved an average annual total return of 16.95% and the Global Target 15 Strategy achieved an average annual total return of 16.90%. In addition, over this period, each individual strategy achieved a greater average annual total return than that of its corresponding index, the S&P 500 Index, Ibbotson Small-Cap Index, the DJIA or a combination of the FT Index, Hang Seng Index and DJIA, which were 12.62%, 11.49%, 14.24% and 14.17%, respectively. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
(3) Cumulative Index Returns represent the average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA. Cumulative Index Returns do not represent an actual index.
(4) The "Target 6 Strategy" is composed of equal weights of the Target 25, Target 10, Target 5, Global Target 15, Target Small-Cap, and S&P Target 10 Strategies.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in interests of the Funds. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001 and 2002 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

JNL VARIABLE FUND LLC
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                         Net Asset            Investment Operations
                           Value             Net           Net Realized     Total from    Net Asset
      Period             Beginning        Investment       & Unrealized     Investment    Value, End
       Ended             of Period      Income (Loss)     Gains (Losses)    Operations    of Period
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND
     12/31/02             $5.79            $0.01             $(2.65)        $(2.64)          $3.15
     12/31/01             11.02             0.01              (5.24)         (5.23)           5.79
     12/31/00             15.09            (0.02)             (4.05)         (4.07)          11.02
 07/02(a)-12/31/99        10.00                -               5.09           5.09           15.09
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND
     12/31/02             11.11             0.05              (0.44)         (0.39)          10.72
     12/31/01             14.91             0.01              (3.81)         (3.80)          11.11
     12/31/00             10.27                -               4.64           4.64           14.91
 07/02(a)-12/31/99        10.00             0.04               0.23           0.27           10.27
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND
     12/31/02             10.10             0.07              (1.49)         (1.42)           8.68
     12/31/01             11.42             0.04              (1.36)         (1.32)          10.10
     12/31/00              8.97             0.02               2.43           2.45           11.42
 07/02(a)-12/31/99        10.00             0.02              (1.05)         (1.03)           8.97
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
     12/31/02              8.68            (0.39)             (0.81)         (1.20)            7.48
     12/31/01              8.74             0.09              (0.15)         (0.06)            8.68
     12/31/00              8.99             0.22              (0.47)         (0.25)            8.74
 07/02(a)-12/31/99        10.00             0.11              (1.12)         (1.01)            8.99
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
     12/31/02              9.42             0.02              (0.58)         (0.56)            8.86
     12/31/01             10.31             0.02              (0.91)         (0.89)            9.42
     12/31/00              9.55             0.02               0.74           0.76            10.31
 07/02(a)-12/31/99        10.00             0.03              (0.48)         (0.45)            9.55
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
     12/31/02             12.67            (0.03)             (3.85)         (3.88)            8.79
     12/31/01             13.60            (0.03)             (0.90)         (0.93)           12.67
     12/31/00              9.74                -               3.86           3.86            13.60
 07/02(a)-12/31/99        10.00                -              (0.26)         (0.26)            9.74
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
     12/31/02             9.07             (0.10)             (0.96)         (1.06)            8.01
     12/31/01             7.94              0.02               1.11           1.13             9.07
     12/31/00             8.30              0.13              (0.49)         (0.36)            7.94
 07/02(a)-12/31/99       10.00              0.08              (1.78)         (1.70)            8.30
-----------------------------------------------------------------------------------------------------



                                                                                  Ratio of Net
                                          Supplemental Data           Ratio of     Investment
                                             Net Assets,              Expenses to Income (Loss)
      Period                     Total      End of Period  Portfolio  Average Net   to Average
       Ended                   Return (b)   (in thousands) Turnover   Assets (c)  Net Assets (c)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATION SECTOR FUND
     12/31/02                   (45.60)%       $6,104        50.9%       0.89%          0.15 %
     12/31/01                   (47.46)        10,471        64.1        0.85          (0.08)
     12/31/00                   (26.97)        12,503        76.0        0.85          (0.25)
 07/02(a)-12/31/99               50.90          5,049        85.7        0.85          (0.08)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND
     12/31/02                    (3.51)         7,408        53.0        0.89           0.42
     12/31/01                   (25.49)         7,468        67.6        0.85           0.33
     12/31/00                    45.18          5,226        54.3        0.85           0.40
 07/02(a)-12/31/99                2.70            762       103.1        0.85           0.47
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND
     12/31/02                   (14.06)        14,184        25.3        0.89           0.70
     12/31/01                   (11.56)        15,911        67.6        0.85           0.63
     12/31/00                    27.31         11,278        41.9        0.85           0.53
 07/02(a)-12/31/99              (10.30)         2,496        61.5        0.85           0.73
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
     12/31/02                   (13.82)        30,501        20.4        0.88           3.59
     12/31/01                    (0.69)         8,075        45.5        0.90           3.55
     12/31/00                    (2.78)         5,037        93.4        0.90           4.32
 07/02(a)-12/31/99              (10.10)         2,034        80.5        0.90           3.44
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
     12/31/02                    (5.94)         9,466        28.5        0.89           0.39
     12/31/01                    (8.63)         8,006        61.7        0.85           0.71
     12/31/00                     7.96          4,301        52.9        0.85           0.57
 07/02(a)-12/31/99               (4.50)         1,673        98.2        0.85           0.76
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
     12/31/02                   (30.62)        18,280        44.0        0.89          (0.28)
     12/31/01                    (6.84)        24,500        52.5        0.85          (0.26)
     12/31/00                    39.63         17,462        63.0        0.85           0.04
 07/02(a)-12/31/99               (2.60)         4,046        58.9        0.85           0.15
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
     12/31/02                   (11.69)        37,479        35.6        0.82           2.05
     12/31/01                    14.23          8,403        49.0        0.85           2.34
     12/31/00                    (4.34)         3,569        85.0        0.85           2.71
 07/02(a)-12/31/99              (17.00)         1,858        66.3        0.85           2.48
---------------------------------------------------------------------------------------------
(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.




JNL VARIABLE FUND LLC
FINANCIAL HIGHLIGHTS

                                            Increase (Decrease) from
                         Net Asset            Investment Operations
                           Value             Net           Net Realized     Total from    Net Asset
      Period             Beginning        Investment       & Unrealized     Investment    Value, End
       Ended             of Period      Income (Loss)     Gains (Losses)    Operations    of Period
-----------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
     12/31/02             $14.54           $0.11             $(2.68)         $(2.57)         $11.97
     12/31/01              15.13            0.01              (0.60)          (0.59)          14.54
     12/31/00              12.38           (0.04)              2.79            2.75           15.13
 07/02(a)-12/31/99         10.00           (0.02)              2.40            2.38           12.38
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
     12/31/02               6.72           (0.03)             (2.47)          (2.50)           4.22
     12/31/01              12.18               -              (5.46)          (5.46)           6.72
     12/31/00              15.39           (0.08)             (3.13)          (3.21)          12.18
 07/02(a)-12/31/99         10.00           (0.01)              5.40            5.39           15.39
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
     12/31/02               8.92            0.01              (0.89)          (0.88)           8.04
     12/31/01               9.18            0.07              (0.33)          (0.26)           8.92
     12/31/00               8.73            0.13               0.32            0.45            9.18
 07/02(a)-12/31/99         10.00            0.05              (1.32)          (1.27)           8.73
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND
     12/31/02               7.50            0.10              (1.00)          (0.90)           6.60
     12/31/01               7.76            0.08              (0.34)          (0.26)           7.50
     12/31/00               7.79            0.22              (0.25)          (0.03)           7.76
 07/02(a)-12/31/99         10.00            0.06              (2.27)          (2.21)           7.79
------------------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
     12/31/02               9.41               -              (1.70)          (1.70)           7.71
     12/31/01              11.97            0.04              (2.60)          (2.56)           9.41
     12/31/00              11.06           (0.03)              0.94            0.91           11.97
 07/02(a)-12/31/99         10.00            0.01               1.05            1.06           11.06
------------------------------------------------------------------------------------------------------



                                                                                  Ratio of Net
                                          Supplemental Data           Ratio of     Investment
                                             Net Assets,              Expenses to Income (Loss)
      Period                     Total      End of Period  Portfolio  Average Net   to Average
       Ended                   Return (b)   (in thousands) Turnover   Assets (c)  Net Assets (c)
---------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
     12/31/02                  (17.68)%      $38,583        62.7%       0.83%          1.02 %
     12/31/01                   (3.90)        14,442        78.7        0.85          (0.25)
     12/31/00                   22.21          7,729       116.4        0.85          (0.47)
 07/02(a)-12/31/99              23.80          2,100       102.5        0.85          (0.39)
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
     12/31/02                  (37.20)        14,515        32.4        0.89          (0.80)
     12/31/01                  (44.83)        20,044        64.4        0.85          (0.72)
     12/31/00                  (20.86)        20,071        81.5        0.85          (0.72)
 07/02(a)-12/31/99              53.90          7,834        55.7        0.85          (0.40)
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
     12/31/02                   (9.87)        80,821        21.7        0.83           2.92
     12/31/01                   (2.83)        36,882        38.5        0.85           2.34
     12/31/00                    5.15         21,051        47.1        0.85           2.62
 07/02(a)-12/31/99             (12.70)         7,786        23.3        0.85           2.53
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND
     12/31/02                  (12.00)         8,051        48.7        0.83           2.83
     12/31/01                   (3.35)         6,908        52.8        0.85           2.63
     12/31/00                   (0.39)         5,038        42.0        0.85           3.52
 07/02(a)-12/31/99             (22.10)         3,852        40.2        0.85           2.83
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
     12/31/02                  (18.07)        41,209        68.6        0.83           0.29
     12/31/01                  (21.39)        20,187        66.8        0.85           0.41
     12/31/00                    8.23         18,964        91.3        0.85          (0.27)
 07/02(a)-12/31/99              10.60          9,192        27.9        0.85           0.16
--------------------------------------------------------------------------------------------


(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                                   PROSPECTUS

                                   May 1, 2003

                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

         o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2003, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission
              (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section in Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.




                                                            File No.:  811-09121

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

                              JNL VARIABLE FUND LLC


This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Variable Fund LLC Prospectus, dated May 1, 2003. Not all Funds described in this Statement of Additional Information may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company. The financial statements of the JNL Variable Fund LLC for the year ended December 31, 2002 are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual Report to interest holders. The Prospectus and Annual Report may be obtained at no charge by calling (800) 766-4683, or writing P.O. Box 378002, Denver, Colorado 80237-8002.



                                TABLE OF CONTENTS

General Information and History.............................................................................   2
Common Types of Investments and Management Practices........................................................   2
Additional Risk Considerations..............................................................................  13
Investment Restrictions Applicable to All Funds.............................................................  26
Managers and Officers of the JNL Variable Fund..............................................................  28
Principal Holders of the Funds' Interests...................................................................  32
Performance.................................................................................................  33
Investment Adviser, Sub-Adviser and Other Service Providers.................................................  35
Purchases, Redemptions and Pricing of Interests.............................................................  44
Description of Interests; Voting Rights; Interest Holder Inquiries..........................................  45
Tax Status..................................................................................................  46
Financial Statements .......................................................................................  47


                         GENERAL INFORMATION AND HISTORY

JNL Variable Fund LLC (the "JNL Variable Fund") is an open-end management company organized as a Delaware limited liability company on October 13, 1998. The JNL Variable Fund offers interests in separate Funds (each a "Fund" and collectively, the "Funds"), which are comprised of two groups - Target Funds and Sector Funds. Each of the Funds is "non-diversified," which means a Fund may hold securities of a smaller number of issuers than if it was a "diversified" fund.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

DEPOSITORY RECEIPTS. American Depository Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depository receipts in registered form are intended for use in the U.S. securities markets, while depository receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depository receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depository receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depository receipts involve many of the same risks as direct investments in foreign securities, described below.

FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

FLOATING AND ADJUSTABLE RATE OBLIGATIONS. The Funds may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Funds may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Funds also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. While because of the adjustable or floating rate features of such obligations a Fund that invests in such securities will participate in increases in interest rates by earning higher interest payments, the Fund also will participate in decreases in interest rates. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

         LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

         DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

         PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and dollar-denominated securities traded in the U.S. (such as ADRs). Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or equity or fixed-income securities.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

The Funds' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for interest holder participation in a commodity pool. Rather, in accord with regulations of the Commodity Futures Trading Commission (CFTC), and a proposed amendment and interpretation of those regulations by the CFTC, a Fund will employ such techniques only for (1) hedging purposes, or (2) otherwise to the extent that (i) the aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets, or (ii) in the alternative, the aggregate "notional value" of the Fund's positions does not exceed the value of the Fund's net assets. "Notional value" means, in the case of futures contracts, the size of the contract, in units, multiplied by the market price per unit and, in the case of commodity options, the size of the contract, in contract units, multiplied by the strike price per unit.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or common stock index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Fund's Board of Managers; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

INVESTMENT COMPANIES. A Fund may invest in investment companies to the extent permitted under the 1940 Act. A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the JNL Variable Fund's investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES LENDING. Each Fund may lend common stock to broker-dealers and financial institutions to realize additional income. As a fundamental policy, a Fund will not lend common stock or other assets if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each Fund must receive any dividends or interest paid by the issuer on such securities; (c) each Fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each Fund must receive either interest from the investment of collateral or a fixed fee from the borrower. The Funds might experience a loss if the borrowing broker-dealer or financial institution breaches its agreement with the Fund.

Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a Fund may experience delays in, or be prevented from, recovering the collateral. During the period that the Fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A Fund may also incur expenses in enforcing its rights. If a Fund has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

SECURITY-RELATED ISSUERS. The JNL Variable Fund has been granted exemptive relief from the Securities and Exchange Commission to allow the Target Funds to invest more than 5% of their assets (up to percentage limits specified in the exemptive relief as to each Target Fund) in the securities of any issuer that derives more than 15% of its gross revenue from "securities related activities" (as defined in rule 12d3-1 under the Investment Company Act of 1940). The Funds to which this exemptive relief apply are the First Trust/JNL The DowSM Target 5 Fund, the First Trust/JNL The DowSM Target 10 Fund, the First Trust/JNL The S&P(R) Target 10 Fund, and the First Trust/JNL Global Target 15 Fund. This exemptive relief permits the Target Funds to pursue their principal investment strategies that involve investment of a Fund's assets in securities of only a limited number of issuers, even where certain of those issuers may be "securities related" issuers.

SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Managers, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price, resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRs). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of equity securities that is intended to track the price performance and dividend yield of the S&P 500 Index. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

SWAP AGREEMENTS. A Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. These transactions are entered into as an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Sub-Adviser's Board of Managers, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities. These securities are distinguished from U.S. government obligations issued by the U.S. Treasury, described below. Government agency and instrumentality securities include securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. government; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase common stock at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement. During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

WRITING COVERED OPTIONS ON SECURITIES. A Fund may "write" (sell) covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the sub-adviser determines is appropriate in seeking to attain a Fund's investment objective. Call options written by a Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

A Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. A Fund may also write combinations of covered puts and covered calls on the same underlying security.

A Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging markets economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve all of the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund's foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.
S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing or selling securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not been employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If the sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(4) the possible absence of a liquid secondary market for any particular instrument at any time.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of "Futures, Options, and Other Derivative Instruments" herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

INVESTMENT STRATEGY RISKS. The common stocks selected for certain Target Funds generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or exchange. The issuers of such common stocks may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the common stocks selected will or will not change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the common stocks will be maintained or that share prices will not decline further during the holding period of such stocks in the Target Fund, or that the common stock will continue to be included in the respective indices or exchanges. Investing in stocks with low share prices or highest dividend yields amounts to a "contrarian" strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective strategy-based Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a Target Fund's objective will be achieved or that a Target Fund will achieve capital appreciation of its portfolio holdings in excess of such Target Fund's expenses. Because of the contrarian nature of the investment strategies of the Target Funds, and the attributes of the common stock which caused inclusion in their portfolios, such Target Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, the strategies for all of the Target Funds have underperformed their respective index or indices in certain years.

LITIGATION. Certain of the issuers of common stock in certain Funds may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for health case expenditures, aggregate many billions of dollars.

In November 1998, certain companies in the U.S. tobacco industry, including Philip Morris, entered into a negotiated settlement with several states that would result in the resolution of significant litigation and regulatory issues affecting the tobacco industry generally. The proposed settlement, while extremely costly to the tobacco industry, would significantly reduce uncertainties facing the industry and increase stability in business and capital markets. Future litigation or legislation could adversely affect the value, operating revenues and financial position of tobacco companies and could adversely affect the Funds.

Certain of the Funds may include the stock of Microsoft Corporation in their portfolios. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations, which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in a Fund's portfolio. It is not possible to predict whether any litigation, including the above-described litigation, that has been or will be instituted, might have a material adverse effect on the JNL Variable Fund or any Funds.

SECTOR FUND RISKS

         Leading Brands Sector Fund. An investment in this Fund should be made
         --------------------------
with an understanding of the problems and risks inherent in an investment in the consumer goods industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer goods will be affected by the economic health of consumers, including available disposable household incomes. A weak economy with its consequent effect on consumer spending could have an adverse effect on consumer goods companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

         Communications Sector Fund. An investment in this Fund should be made
         --------------------------
with an understanding of the problems and risks inherent in an investment in the communications industry in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuer will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government may continue to deregulate the communications industry, promoting vigorous economic competition and resulting in rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the stocks held by the Fund. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Fund's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Companies involved in the communications sector are currently in the midst of an industry-wide slowdown. Inability to secure additional customers, decreases in sales of network infrastructure, decreases in purchases from existing customers, overcapacity and oversupply in he industry, saturation of several key markets and weak subscriber growth have all contributed to the current industry weakness. Local phone markets have been pressured by a weak economy and by a shift to wireless phones and the Internet. In addition, sales of luxury items like second phone lines and high-speed Internet access have slowed, while pricing pressure and competition have intensified. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology. As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines.

Several recent high profile bankruptcies have called attention to the potentially unstable financial condition of communications companies. These bankruptcies have resulted at least in part from declines in revenues, increases in company debt and difficulties obtaining necessary capital. Certain companies involved in the industry have also faced scrutiny for overstating financial reports and the subsequent turnover of high ranking company officials.

         Energy Sector Fund. An investment in this Fund should be made with an
         ------------------
understanding of the problems and risks inherent in an investment in the energy industry in general.

The Energy Sector Fund invests in common stock of companies involved in the energy industry. The business activities of companies who stocks are held in this Fund may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field are also considered for this Fund.

The securities of companies in the energy field are subject to changes in value and dividend yield that depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the common stocks held in this Fund may be subject to rapid price volatility. It is not possible to predict what impact the foregoing factors will have on the common stocks held in this Fund.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries (OPEC) and highly uncertain and potentially more volatile oil prices. The possibility or outbreak of war in the Middle East also may affect the cost and supply of oil and oil-related products. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production likely will lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns also will pose serious challenges to the industry over the coming decade. Refiners likely will be required to make heavy capital investments and major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in this Fund.

         Financial Sector Fund. An investment in this Fund should be made with
         ---------------------
an understanding of the problems and risks inherent in the banking and financial services sector in general.

Banks, thrifts and their holding companies especially are subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this income will diminish. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Their impact on the business, financial condition and prospects of the issuers of the common stock in the Fund's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act that separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities are reviewing the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the issuers of the common stocks held in the Fund's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. It is not possible to predict what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Fund's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 25% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. It is not possible to make any prediction as to the effect, if any, such laws will have on the issuers of common stocks held by the Fund or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters, including terrorist activities. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes also may adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition;
(ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses resulting from many things, including acts of terrorism, which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices;
(iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations, and (viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulations. It is difficult to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations could cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 (Superfund) and comparable state statutes (mini-Superfund) govern the clean-up and restoration by "Potentially Responsible Parties" (PRPs). Superfund and the mini-Superfunds (Environmental Clean-up Laws or ECLs) establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and the definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds that have been, or may be, named as PRPs is uncertain. The Superfund Amendments and Reauthorization Act ("SARA") amended Superfund on October 17, 1986. SARA reflected the Environmental Protection Agency's experience in administering the complex Superfund program during its first six years and made several important changes. Among other things, SARA: required Superfund actions to consider the standards and requirements found in other State and Federal environmental laws and regulations; provided new enforcement authorities and settlement tools; increased state involvement in every phase of the Superfund program; and increased the size of the trust fund to $8.5 billion. Superfund reform proposals have been introduced in Congress but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker-dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as on the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the common stocks included in this Fund will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

         Pharmaceutical/Healthcare Sector Fund. An investment in this Fund
         -------------------------------------
should be made with an understanding of the characteristics of the pharmaceutical and healthcare industries and the risks that such investment may entail.

Pharmaceutical and healthcare companies include companies involved in drug development and production services, biotechnology, and advanced medical devices and instruments. Such companies are subject to governmental regulation of their products and services, a factor that could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products and services, generic drug sales, the termination of their patent protection for drug or medical supplies products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug or other medical product to market are substantial and include lengthy government review processes, with no guarantee that the product will ever come to market. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among others, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distribution of drugs, vaccines, medical products and services. These activities may make the pharmaceutical and healthcare sectors very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Fund's objectives will be met.

Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. It is not possible to predict the effect of any of these proposals, if enacted, on the issuers of common stock in the Fund.

         Technology Sector Fund. An investment in this Fund should be made with
         ----------------------
an understanding of the characteristics of the technology industry and the risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking, communications equipment, internet access, information providers, semiconductors and semiconductor equipment, and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the common stock in which the Fund may invest will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stocks of issuers in the technology sector, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the common stocks in which the Fund invests.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of common stock will obtain orders of similar magnitude such as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of common stock owned by the Fund.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the common stocks in which the Fund may invest to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the common stock in which the Fund may invest.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub-$1000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-price personal computers.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES APPLICABLE TO ALL FUNDS. The following are fundamental policies, which means they may not be changed without the affirmative vote of the majority of the outstanding voting securities of the JNL Variable Fund (or, as to a matter affecting only a particular Fund or Funds, a vote of the majority of the outstanding voting securities of such Fund or Funds). The Investment Company Act of 1940 (1940 Act) defines a majority vote as the vote of the lesser of (i) 67% of the Fund interests represented at a meeting at which more than 50% of the outstanding interests are represented or (ii) more than 50% of the outstanding voting interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting interests of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Funds affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting JNL Variable Fund interests.

          (1)  No Fund may issue senior securities.

          (2) A Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of a Fund's assets. In the case of any borrowing, a Fund may pledge, mortgage or hypothecate up to 15% of its assets.

          (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

          (4) A Fund will not purchase or sell real estate or interests therein.

          (5) A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6)  A Fund may  invest in  repurchase  agreements  and  warrants  and
               engage  in  futures  and  options   transactions  and  securities
               lending.

None of the Funds is a "diversified company," as that term is defined in the 1940 Act. There are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries. However, because each Sector Fund invests primarily in common stocks of companies within specific industries, the Sector Funds' performance is closely tied to, and affected by, those specific industries. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions. As a result of these factors, stocks in which the Sector Funds invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

RULE 35d-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the JNL Variable Fund the names of which include terms that suggest a focus on a particular type of investment.

INSURANCE LAW RESTRICTIONS. In connection with the JNL Variable Fund's agreement to sell interests in the Funds to Jackson National Separate Account - I (Separate Account), Jackson National Asset Management, LLC (JNAM L.L.C. or the

Adviser) and Jackson National Life Insurance Company (JNL) may enter into agreements with the JNL Variable Fund, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit JNL to monitor that each Fund of the JNL Variable Fund complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, JNL would take appropriate action, which might include ceasing to make investments in the Fund or JNL Variable Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the JNL Variable Fund's operations.

                 MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND

The officers of the JNL Variable Fund manage its day to day operations and are responsible to the JNL Variable Fund's Board of Managers. The Board of Managers sets broad policies for each Fund and chooses the JNL Variable Fund's officers. The following is a list of the Managers and officers of the JNL Variable Fund, and a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Managers and other directorships of public companies or other registered investment companies held by the Managers.

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (57 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (12 portfolios), JNL Variable Fund III LLC (1portfolio), JNL Variable Fund V LLC (1portfolio), JNLNY Variable Fund I LLC (12portfolios), and JNLNY Variable Fund II LLC (1portfolio). Each of the JNL Variable Fund's Managers is also a Manager or trustee of other funds in the Fund Complex and each of the JNL Variable Fund's officers is also an officer of other funds in the Fund Complex.

---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
                                                                                           NUMBER OF
                                CURRENT                                                PORTFOLIOS IN THE         OTHER
                             POSITION WITH                                               FUND COMPLEX        DIRECTORSHIPS
  MANAGER/OFFICER (AGE) &       THE JNL        LENGTH OF      PRINCIPAL OCCUPATION      OVERSEEN BY THE       HELD BY THE
          ADDRESS            VARIABLE FUND    TIME SERVED     FOR THE PAST 5 YEARS          MANAGER             MANAGER
------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
------------------------------------------------------------------------------------------------------------------------------
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Andrew B. Hopping* (44)      Manager;           10/98 to     Executive Vice                   77           None
1 Corporate Way              Chair of           present      President, Chief
Lansing, MI 48951            Board of                        Financial Officer and
                             Managers                        Treasurer of Jackson
                                                             National Life
                                                             Insurance Company;
                                                             Trustee or Manager,
                                                             and Chairman, of each
                                                             other investment
                                                             company in the Fund
                                                             Complex.

---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
                                                                                           NUMBER OF
                                CURRENT                                                PORTFOLIOS IN THE         OTHER
                             POSITION WITH                                               FUND COMPLEX        DIRECTORSHIPS
  MANAGER/OFFICER (AGE) &       THE JNL        LENGTH OF      PRINCIPAL OCCUPATION      OVERSEEN BY THE       HELD BY THE
          ADDRESS            VARIABLE FUND    TIME SERVED     FOR THE PAST 5 YEARS          MANAGER             MANAGER
------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
------------------------------------------------------------------------------------------------------------------------------
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Robert A. Fritts* (54)       Manager,           2/99 to      Vice President and               77           None
1 Corporate Way              President and      present      Controller of Jackson
Lansing, MI 48951            Chief                           National Life
                             Executive                       Insurance Company;
                             Officer                         Trustee or Manager,
                                                             and (since 12/02)
                                                             President and Chief
                                                             Executive Officer,
                                                             of each other
                                                             investment company
                                                             in the Fund
                                                             Complex.
------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
------------------------------------------------------------------------------------------------------------------------------
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Peter McPherson (62)         Manager            2/02 to      President, Michigan              20           Director of Dow
1 Corporate Way                                 present      State University                              Jones & Company
Lansing, MI 48951
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Michael Bouchard (46)        Manager         4/00 to present Sheriff, Oakland                 20           None
1 Corporate Way                                              County, Michigan,
Lansing, MI 48951                                            Senator - State of
                                                             Michigan (1991-1999)
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------
Michelle Engler (45)         Manager         4/00 to present First Lady of the                20           Director of Federal
1 Corporate Way                                              State of Michigan                             Home Loan Mortgage
Lansing, MI 48951                                            (1990-2002)                                   Corporation
---------------------------- --------------- --------------- ------------------------ -------------------- -------------------

         * Messrs. Hopping and Fritts are "interested persons" of the JNL
Variable Fund due to their positions with Jackson National Life Insurance
Company, which is the parent company of the Adviser.


---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
                                CURRENT                                                    NUMBER OF
                             POSITION WITH                                             PORTFOLIOS IN THE          OTHER
                                THE JNL        LENGTH OF                                  FUND COMPLEX        DIRECTORSHIPS
  MANAGER/OFFICER (AGE) &    VARIABLE FUND    TIME SERVED     PRINCIPAL OCCUPATION      OVERSEEN BY THE        HELD BY THE
          ADDRESS                                             FOR THE PAST 5 YEARS          MANAGER              MANAGER
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
OFFICERS
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
Thomas J. Meyer (56)         Vice            2/99 to         General Counsel,            Not Applicable       Not Applicable
1 Corporate Way              President,      present         Senior Vice President
Lansing, Michigan 48951      Counsel and                     and Secretary of
                             Secretary                       Jackson National Life
                                                             Insurance Company
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------

---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
                                CURRENT                                                    NUMBER OF
                             POSITION WITH                                             PORTFOLIOS IN THE          OTHER
                                THE JNL        LENGTH OF                                  FUND COMPLEX        DIRECTORSHIPS
  MANAGER/OFFICER (AGE) &    VARIABLE FUND    TIME SERVED     PRINCIPAL OCCUPATION      OVERSEEN BY THE        HELD BY THE
          ADDRESS                                             FOR THE PAST 5 YEARS          MANAGER              MANAGER
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
OFFICERS
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------

Mark D. Nerud (36)           Vice            2/99 to         Chief Financial             Not Applicable       Not Applicable
225 West Wacker Drive        President,      present         Officer and Managing
Chicago, IL 60606            Treasurer and                   Board Member of the
                             Chief                           Adviser; Vice
                             Financial                       President, Treasurer,
                             Officer                         Chief Financial
                                                             Officer of other
                                                             Investment Companies
                                                             advised by the
                                                             Adviser; Vice
                                                             President - Fund
                                                             Accounting &
                                                             Administration of
                                                             Jackson National Life
                                                             Insurance Company
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------
Susan S. Rhee (31)           Assistant       1/00 to         Secretary of the            Not Applicable       Not Applicable
1 Corporate Way              Secretary       present         Adviser; Associate
Lansing, MI 48951                                            General Counsel of
                                                             Jackson National
                                                             Life Insurance
                                                             Company (7/01 to
                                                             present), Senior
                                                             Attorney of Jackson
                                                             National Life
                                                             Insurance Company
                                                             (1/00 to 7/01);
                                                             Goldman, Sachs &
                                                             Co. (10/99 to
                                                             12/99); Van Eck
                                                             Associates
                                                             Corporation (9/97
                                                             to 10/99)
---------------------------- --------------- --------------- ------------------------ --------------------- -------------------

COMMITTEES OF THE BOARD OF MANAGERS

The Audit Committee assists the Board of Managers in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the JNL Variable Fund to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the JNL
Variable Fund's independent auditor, and for the approval of the auditor's fee.
The Audit Committee also reviews the JNL Variable Fund's internal controls regarding finance, accounting, legal compliance and the JNL Variable Fund's auditing, accounting and financial processes generally. Messrs. Bouchard and McPherson and Mrs. Engler are the members of the Audit Committee. Mr. McPherson is Chair of the Audit Committee. The Audit Committee had 3 meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices or pricing errors. Messrs. Hopping and Fritts are the members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.

CERTAIN POSITIONS OF DISINTERESTED MANAGERS AND THEIR FAMILY MEMBERS

None of the disinterested Managers, nor any member of a disinterested Manager's immediate family, held any position (other than the disinterested Manager's position as such with the JNL Variable Fund or other funds in the Fund Complex) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

OWNERSHIP OF MANAGERS OF SHARES IN THE FUNDS OF THE JNL VARIABLE FUND

As of December 31, 2002, the Managers beneficially owned the following interests in shares of the Funds:

------------------------------- -------------------------------------------- --------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                               SECURITIES IN ALL REGISTERED INVESTMENT
                                 DOLLAR RANGE OF EQUITY SECURITIES IN THE     COMPANIES OVERSEEN BY THE MANAGER IN THE
           MANAGER                                 FUNDS                                    FUND COMPLEX
-------------------------------                                              --------------------------------------------
------------------------------- -------------------------------------------- --------------------------------------------
Andrew B. Hopping                                  None                      Less than $10,000
-------------------------------                                              --------------------------------------------
------------------------------- -------------------------------------------- --------------------------------------------
Robert A. Fritts                                   None                      Over $100,000
-------------------------------                                              --------------------------------------------
------------------------------- -------------------------------------------- --------------------------------------------
Michael Bouchard                                   None                      None
------------------------------- -------------------------------------------- --------------------------------------------
------------------------------- -------------------------------------------- --------------------------------------------
Michelle Engler                                    None                      None
------------------------------- -------------------------------------------- --------------------------------------------
------------------------------- -------------------------------------------- --------------------------------------------
Peter McPherson                                    None                      None
------------------------------- -------------------------------------------- --------------------------------------------

As described in the Prospectus, interests in the Funds are sold only to Jackson National Life Insurance Company Separate Account - I. Messrs. Hopping and Fritts are the beneficial owners of interests in certain other funds in the Fund Complex through their participation in a qualified retirement plan maintained by Jackson National Life Insurance Company for its officers and employees, which invests in certain other funds in the Fund Complex.

OWNERSHIP BY DISINTERESTED MANAGERS OF INTERESTS IN CERTAIN AFFILIATES OF THE JNL VARIABLE FUND

As of December 31, 2002, none of the disinterested Managers, nor any member of a disinterested Manager's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

MANAGER COMPENSATION

The officers of the JNL Variable Fund and the Managers who are "interested persons" receive no compensation from the JNL Variable Fund. Disinterested Managers are paid $5,000 for each meeting of a fund in the Fund Complex that they attend. The fees of the disinterested Managers are paid by the Fund.

The disinterested Managers received the following compensation for services as a Manager during the fiscal year ended December 31, 2002:

---------------------------------- ---------------- ---------------- --------------- ------------------
                                                                                                                  TOTAL
                                                      PENSION OR                      COMPENSATION
                                                      RETIREMENT       ESTIMATED        FROM JNL
                                      AGGREGATE        BENEFITS          ANNUAL       VARIABLE FUND
                                    COMPENSATION      ACCRUED AS        BENEFITS         AND FUND
                                    FROM THE JNL     PART OF FUND        UPON          COMPLEX PAID
             MANAGER                VARIABLE FUND      EXPENSES       RETIREMENT       TO MANAGERS

---------------------------------- ---------------- ---------------- --------------- ------------------
---------------------------------- ---------------- ---------------- --------------- ------------------
Michael Bouchard                       $25,000           0         0       0              $25,000
---------------------------------- ---------------- ---------------- --------------- ------------------
---------------------------------- ---------------- ---------------- --------------- ------------------
Michelle Engler                        $25,000           0         0       0              $25,000
---------------------------------- ---------------- ---------------- --------------- ------------------
---------------------------------- ---------------- ---------------- --------------- ------------------
Peter McPherson                        $15,000           0         0       0              $15,000
---------------------------------- ---------------- ---------------- --------------- ------------------


Neither the JNL Variable Fund nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Managers.

                    PRINCIPAL HOLDERS OF THE FUNDS' INTERESTS

As of April 1, 2003, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund are sold only to Jackson National Life Insurance Company - Separate Account I to fund certain variable annuity contracts (the "Contracts") issued by Jackson National Life Insurance Company ("JNL"), JNL is the owner of record of all of the interests in the Funds. As may be required by applicable law and interpretations of the staff of the SEC, JNL will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its Separate Account in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the Separate Account for which no voting instructions are received from Contract owners, also will be voted by JNL in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting.

As of April 1, 2003, no persons beneficially owned more than 5% or more of the interests in the Fund(s).

                                   PERFORMANCE

A Fund's historical performance may be shown in the form of total return. This performance measure is described below. Performance advertised for a Fund may or may not reflect the effect of any charges that are imposed under a variable annuity contract ("Contract") that is funded by the Fund. Such charges, described in the prospectus for the Contract, will have the effect of reducing a Fund's performance.

Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund.

STANDARDIZED AVERAGE TOTAL RETURN

A Fund's standardized average annual total return quotation is computed in accord with a method prescribed by rules of the Securities and Exchange Commission ("SEC"). Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or for a period covering the time the Fund has been in existence if the Fund has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Fund's returns, you should recognize that they are not the same as actual year-by-year results. The standardized average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and the quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Fund has been in existence, if it has not been in existence for one of the prescribed periods.

The standardized average annual total return for each Fund for the periods indicated was as follows:

                                                                                       DATE OF INITIAL INVESTMENT IN
                                                                       ONE-YEAR                CORRESPONDING
                                                                     PERIOD ENDED               DIVISION TO
                                                                   DECEMBER 31, 2002         DECEMBER 31, 2002*
                                                                   -----------------         ------------------
First Trust/JNL The Dow(SM) Target 5 Fund                               -12.00%                    -11.21%
First Trust/JNL The Dow(SM) Target 10 Fund                               -9.87%                     -6.05%
First Trust/JNL The S&P(R)Target 10 Fund                                -18.07%                     -7.17%
First Trust/JNL Global Target 15 Fund                                   -13.82%                     -7.98%
First Trust/JNL Target 25 Fund                                          -11.69%                     -6.15%
First Trust/JNL Target Small-Cap Fund                                   -17.68%                      5.28%

                                                                                       DATE OF INITIAL INVESTMENT IN
                                                                       ONE-YEAR                CORRESPONDING
                                                                     PERIOD ENDED               DIVISION TO
                                                                   DECEMBER 31, 2002         DECEMBER 31, 2002*
                                                                   -----------------         ------------------

First Trust/JNL Technology Sector Fund                                  -37.20%                    -21.88%
First Trust/JNL Pharmaceutical/Healthcare Sector Fund                   -30.62%                     -3.62%
First Trust/JNL Financial Sector Fund                                   -14.06%                     -3.97%
First Trust/JNL Energy Sector Fund                                       -3.51%                      2.01%
First Trust/JNL Leading Brands Sector Fund                               -5.94%                     -3.41%
First Trust/JNL Communications Sector Fund                              -45.60%                    -28.16%

*Commenced operations on July 2, 1999.

NON-STANDARDIZED TOTAL RETURN

Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment ("initial investment") in the applicable Fund's shares on the first day of the period and computing the end value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund during the period have been reinvested at net asset value on the payment dates. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

PERFORMANCE   QUOTATIONS  ARE  HISTORICAL  AND  NOT   REPRESENTATIVE  OF  FUTURE
PERFORMANCE

A Fund's performance quotations, including standardized total return, non-standardized total return, yield and effective yield, are based upon historical results and are not necessarily representative of future performance. The Fund's interests are sold at net asset value. Returns and net asset values will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Shares of a Fund are redeemable at the then current net asset value, which may be more or less than original cost.

           INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

Jackson National Asset Management, LLC ("JNAM L.L.C." or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund. As investment adviser, the Adviser provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("JNL"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

The Adviser acts as investment adviser to the JNL Variable Fund pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC ("JNFS"), an affiliate of the Adviser, acted as investment adviser to the Fund. The Adviser assumed all related investment management duties from JNFS pursuant to a Plan of Merger dated January 31, 2001. The Board of Managers approved the merger on November 9, 2000.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund, and (ii) the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the JNL Variable Fund pays the Adviser a fee in respect of each Fund as described in the Prospectus. The Target Funds are obligated to pay the Adviser the following fees:

                   Assets                        Annual Rate
                   ------                        -----------
                 All Assets                          .65%

Each of the Sector Funds are obligated to pay the Adviser the following fees (the fee percentages are identical for each Sector Fund):

Average Daily Net Assets                             Annual Rate
------------------------                             -----------
$0 to $500 million                                      .75%
$500 million to $1 billion                              .70%
Over $1 billion                                         .65%

The fees paid by the JNL Variable Fund to the Adviser (or its affiliated predecessor, JNFS) pursuant to the Investment Advisory and Management Agreement for the fiscal year ended December 31, 2000 was $ $754,577. The fee paid by the Fund to the Adviser for the fiscal years ended December 31, 2001 and December 31, 2002 were $1,071,588 and $1,606,337, respectively.

INVESTMENT SUB-ADVISER

The Adviser has entered into a Sub-Advisory Agreement with First Trust Advisors L.P. ("First Trust") to manage the investment and reinvestment of the assets of each Fund, subject to the Adviser's supervision.

First Trust Advisors L.P. (First Trust), an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the sub-adviser for each Fund of the JNL Variable Fund. First Trust's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation (formerly known as Nike Securities Corporation). Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. Pursuant to a Sub-Advisory Agreement with the Adviser, First Trust is responsible for selecting the investments of each Fund consistent with the investment objectives and policies of that Fund, and will conduct securities trading for the Fund. First Trust discharges its responsibilities subject to the policies of the Board of Managers of the JNL Variable Fund and the oversight and supervision of the Adviser, which pays First Trust's sub-advisory fees.

Under the Sub-Advisory Agreement, First Trust provides each Fund with discretionary investment services. Specifically, First Trust is responsible for supervising and directing the investments of each Fund in accord with each Fund's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. First Trust is also responsible for effecting all security transactions on behalf of each Fund. The Sub-Advisory Agreement also provides that First Trust, its directors, officers, employees, and certain other persons performing specific functions for the Funds will only be liable to the Funds for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

The Sub-Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund and by the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. The Sub-Advisory Agreement also provides that First Trust is responsible for compliance with the provisions of
Section 817(h) of the Internal Revenue Code of 1986, as amended (Code), applicable to each Fund (relating to the diversification requirements applicable to investments in funds underlying variable annuity contracts).

The Adviser is obligated to pay First Trust out of the advisory fee it receives from each Target Fund the following fees:

Target Funds
                                Assets            Annual Rate
                                ------            -----------
                                All Assets         .20%

Sector Funds

              Average Daily Net Assets                           Annual Rate
              ------------------------                           -----------
              $0 to $500 million                                    .35%
              $500 million to $1 billion                            .30%
              Over $1 billion                                       .25%


MANAGERS' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Managers or by a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the investment company.

Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Managers cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Managers to request and evaluate, and a corresponding duty upon the investment adviser and sub-adviser, if applicable, to furnish such information as reasonably may be necessary to evaluate the terms of the agreement.

The Managers are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-adviser regarding (i) the investment performance of each Fund of the JNL Variable Fund, in relation to benchmark indices and in relation to other funds having similar investment objectives;
(ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Funds under their management, portfolio management representatives of the Funds' sub-adviser also make in-person reports to the Managers at least annually.

The Managers review and consider these reports and presentations as part of their responsibility to manage the affairs of the JNL Variable Fund. These reports and presentations also form a part of the information considered by the Managers in determining whether to approve the continuation of the agreements with the Adviser and the sub-adviser.

Described below is a summary of additional information provided to and considered by the Managers, and their conclusions with respect thereto, that formed the basis of the Managers' approval of the current investment advisory and sub-advisory agreements of the JNL Variable Fund.

         INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         At their meeting of May 2002, the Managers were presented by the Adviser with information regarding (i) the nature of the services to be provided to the Fund by the Adviser, including its procedures for monitoring and evaluating the sub-adviser and service providers; (ii) the fees proposed to be charged the Fund by the Adviser, in comparison with the fees charged other underlying funds of variable annuity products; (iii) ancillary benefits which might be expected to accrue to the Adviser in respect of its investment advisory relationship with the Fund, including the fees payable to the Adviser as administrator; (iv) the overall expenses of the Fund in comparison with other underlying funds of variable annuity products and (v) information regarding the Adviser's profitability from its investment advisory and other services to the Funds.

         In determining to approve the Investment Advisory and Management Agreement with the Adviser, the Managers considered the information provided by the Adviser indicating: (i) the services to be provided by the Adviser under the agreement were necessary for the operation of the Fund; (ii) the quality of the services which had been provided by the Adviser in the past (iii) the compensation proposed to be paid the Adviser for its services under the agreement, including ancillary benefits, and the overall expenses of the Fund, were reasonable both in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the fees and expenses of other underlying funds of variable annuity products and (iv) the Adviser's profitability from its services under the agreement.

         SUB-ADVISORY AGREEMENT WITH FIRST TRUST

         The Managers approved the continuation of the sub-advisory agreement with First Trust in May 2002. In determining to approve the continuation of the sub-advisory agreement, the Managers considered information provided by First Trust, as well as information and analysis provided by the Adviser with respect to First Trust. Specifically, the types of information considered by the Managers in determining approval of the sub-advisory agreement was in the best interests of the Funds, were the following:

     o The Managers were presented with historical performance data, prepared by First Trust, reflecting the hypothetical performance of the investment strategies pursued by the Funds and comparing that performance to benchmark indices, indicating the performance of those hypothetical portfolios were within reasonable expectations.

     o The Managers were presented with information, prepared by First Trust, describing First Trust's investment processes, the security selection criteria employed in managing the Funds, and the qualifications of the First Trust personnel involved in managing the Funds.

     o    The Managers were  presented with  profitability  information of First
          Trust.

     o Although there is limited comparative data available, the Managers were presented with information regarding the investment advisory and sub-advisory fees charged by First Trust with respect to other investment advisory clients pursuing investment strategies similar to those of the Funds, indicating the fees proposed to be paid First Trust under the sub-advisory agreement were comparable with those paid by others for similar services.

LICENSE AGREEMENTS. The Adviser, JNL and the JNL Variable Fund have entered into a Sub-License Agreement with First Trust under the terms of which the Funds and JNL are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones & Company.

JNL has also entered into a License Agreement with Standard & Poor's(R). The First Trust/JNL The S&P Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADMINISTRATIVE FEE. Each Fund pays to JNAM L.L.C., as administrator of the Fund (the "Administrator") an Administrative Fee. Each Fund, except the First Trust/JNL Global Target 15 Fund, pays an Administrative Fee of .15% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays an Administrative Fee of .20% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In accord with the Administration Agreement, the Administrator is responsible for the payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

CUSTODIAN AND TRANSFER AGENT. Boston Safe Deposit & Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for each Fund of the JNL Variable Fund. In general, the custodian is responsible for holding the Funds' cash and securities and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

JNAM L.L.C. is the transfer agent and dividend-paying agent for each Fund of the JNL Variable Fund.

INDEPENDENT ACCOUNTANTS. The JNL Variable Fund's independent accountants, KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601, audit and report on the Fund's annual financial statements and perform other professional accounting, auditing and advisory services when engaged to do so by the Fund. Prior to April 2001, another auditing firm acted as independent accountants for the JNL Variable Fund.

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreement, First Trust is responsible for placing all orders for the purchase and sale of portfolio securities of the Funds. First Trust is obliged to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Funds ("best execution"), and First Trust has adopted policies and procedures intended to assist it in fulfilling that obligation.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments generally are traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, First Trust will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own accounts.

In selecting brokers and dealers through which to effect transactions, First Trust gives consideration to a number of factors described in its policy and procedures. First Trust's policies and procedures generally include as factors for consideration such matters as price, confidentiality, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by First Trust, either in terms of a particular transaction or First Trust's overall responsibilities with respect to the Fund and any other accounts managed by First Trust, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Sub-Advisory Agreement, and subject to best execution, First Trust also expressly is permitted to give consideration to the value and quality of any research, statistical, quotation or valuation services provided to the sub-adviser by the broker or dealer. In placing a purchase or sale order, First Trust may use a broker whose commission in effecting the transaction is higher than another broker might have charged for the same transaction if First Trust determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or First Trust's overall responsibilities with respect to the Fund and any other accounts managed by First Trust. Research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by brokers through which the sub-advisers effect Fund transactions may be used by First Trust in serving any or all of their accounts, and not all such services may be used by First Trust in connection with First Trust's services to the Fund.

During the fiscal year ended December 31, 2002, the Funds did not direct portfolio securities transactions, nor pay any commissions thereon, to brokers which provided research services to the Fund's sub-advisor.

The Managers periodically review the Sub-Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

Portfolio transactions for a Fund may be executed on an agency basis through brokers that are affiliated with the Fund, the Adviser or First Trust, if, in First Trust's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker charges the Fund a commission rate consistent with those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, the Sub-Adviser is permitted to purchase securities from an underwriting syndicate in which an affiliate of the Sub-Adviser is a member. All such transactions are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, the Sub-Adviser is permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the Sub-Adviser. All such transactions are reported to and reviewed by the Managers on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or First Trust, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or First Trust believes that to do so is in the interest of the Fund and all other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:

                                                            Fiscal year       Fiscal year       Fiscal year
                                                               ended            ended              ended
                                                              December        December 31,      December 31,
                                                              31, 2002           2001               2000
                                                              --------           ----               ----

First Trust/JNL The Dow SM Target 5 Fund*                     $ 8,592          $ 6,504           $  4,250
First Trust/JNL The Dow SM Target 10 Fund*                     53,241           30,429             20,114
First Trust/JNL The S&P(R)Target 10 Fund*                      50,239           25,713             27,247
First Trust/JNL Global Target 15 Fund *                        71,780           17,485             23,414
First Trust/JNL Target 25 Fund*                                53,780           16,393             11,794
First Trust/JNL Target Small-Cap Fund*                         92,131           44,362             32,602
First Trust/JNL Technology Sector Fund*                        26,176           50,407             53,473
First Trust/JNL Pharmaceutical/Healthcare
  Sector Fund*                                                 19,638           34,940             32,636
First Trust/JNL Financial Sector Fund*                          6,209           37,029             24,416
First Trust/JNL Energy Sector Fund*                            10,146           25,441             13,979
First Trust/JNL Leading Brands Sector Fund*                     7,019           17,337              9,460
First Trust/JNL Communications Sector Fund*                    20,213           31,088             35,108


* Commenced operations on July 2, 1999.

As of December 31, 2002, the following Funds owned securities of one of the Fund's regular broker-dealers or a publicly traded parent company of such broker-dealer:

                                                                                                          Value of
                                                                                                        Securities
                       Fund                                            Broker-Dealer                       Owned
                       ----                                            -------------                       -----

First Trust/JNL The Dow(SM) Target 5 Fund                   JPMorgan Chase & Co.                          $1,268,448
First Trust/JNL The Dow Target 10 Fund                      JPMorgan Chase & Co.                           6,056,184
First Trust/JNL Financial Sector Fund                       Goldman Sachs Group Inc.                         450,686
First Trust/JNL Financial Sector Fund                       Investment Technology Group Inc.                 333,499
First Trust/JNL Financial Sector Fund                       Legg Mason Inc.                                  526,805
First Trust/JNL Financial Sector Fund                       Lehman Brothers Holdings Inc.                    477,905
First Trust/JNL Financial Sector Fund                       Merrill Lynch & Co. Inc.                         454,224
First Trust/JNL Financial Sector Fund                       Morgan Stanley                                   437,843
First Trust/JNL Financial Sector Fund                       Raymond James Financial Inc.                     513,953
First Trust/JNL Global Target 15 Fund                       JPMorgan Chase & Co.                           1,578,480

CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the JNL Variable Fund, the Adviser, and First Trust have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.

These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds. The JNL Variable Fund's and the Adviser's Code complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.

                 PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS

The Separate Account may purchase interests of the Funds at their net asset value. Interests are purchased using premiums received on policies issued by JNL. The Separate Account is funded by interests of the Funds.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional interests of the designated Funds (rounded to the nearest 1/1000 of an interest). The JNL Variable Fund does not issue interest certificates.

As stated in the Prospectus, the net asset value (NAV) of each Fund's interests is determined once each day on which the New York Stock Exchange (NYSE) is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's interests is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of interests outstanding. In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund will determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Managers have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Managers, the "fair value" of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business

Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's net asset value is not calculated.

A Fund calculates net asset value per share, and effects sales, redemptions and repurchases of its shares at that net asset value per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Funds' procedures for pricing portfolio securities authorize the Administrator, subject to ratification by the Managers, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Funds' pricing procedures to be a significant event. Accordingly, on any day on which such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value.

The Fund may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of interest holders.

       DESCRIPTION OF INTERESTS; VOTING RIGHTS; INTEREST HOLDER INQUIRIES

DESCRIPTION OF INTERESTS. The JNL Variable Fund may issue an unlimited number of full and fractional interests of each Fund and divide or combine such interests into a greater or lesser number of interests without thereby changing the proportionate interests in the Fund. Each interest of a Fund represents an equal proportionate interest in that Fund with each other interest. The JNL Variable Fund reserves the right to create and issue any number of series of interests. In that case, the interests of each series would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, interest holders are entitled to share pro rata in the net assets of such Fund available for distribution to interest holders. Each issued and outstanding interest in a Fund is entitled to participate equally in dividends and distributions declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidations or dissolution after outstanding liabilities are satisfied. The interests of each Fund, when issued, are fully paid and nonassessable. They have no preemptive, conversion, cumulative dividend or similar rights. They are freely transferable. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the JNL Variable Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

VOTING RIGHTS. Interest holders are entitled to one vote for each interest held. Interest holders may vote on the election of Managers and on other matters submitted to meetings of interest holders. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of interests of the particular Fund affected by the proposal. When a majority is required under the 1940 Act, it means the lesser of 67% or more of the interests present at a meeting when the holders of more than 50% of the outstanding interests are present or represented by proxy, or more than 50% of the outstanding interests.

Because the interests in the Funds of JNL Variable Fund are sold only to Jackson National Life Insurance Company - Separate Account I to fund certain variable annuity contracts (the "Contracts") issued by Jackson National Life Insurance Company ("JNL"), JNL is the owner of record of all of the interests in the Funds. As may be required by applicable law and interpretations of the staff of the SEC, JNL will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its Separate Account in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the Separate Account for which no voting instructions are received from Contract owners, also will be voted by JNL in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting.

INTEREST HOLDER INQUIRIES. All inquiries regarding the JNL Variable Fund should be directed to the JNL Variable Fund at the telephone number or address shown on the cover page of the Prospectus.

                                   TAX STATUS

The JNL Variable Fund has not elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended
(Code). The JNL Variable Fund nonetheless does not pay federal income tax on its interest, dividend income or capital gains. As a limited liability company whose interests are sold only to the Separate Account, the JNL Variable Fund is disregarded as an entity for purposes of federal income taxation. JNL, through the Separate Account, is treated as owning the assets of the Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the Funds are not taxable to the Funds, and are not currently taxable to JNL, nor are increases in policy value resulting from such interest, dividend income and capital gains currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity policy. Additional information relating to the tax treatment of the variable annuity policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity policies issued by JNL. Failure to satisfy those standards would result in imposition of federal income tax on a variable annuity policy owner with respect to the increase in the value of the variable annuity policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. As noted above, JNL Variable Fund has not elected to be treated as a regulated investment company under the Code, and the portfolios of the Funds may not be diversified in accord with the requirements of the Code applicable to regulated investment companies.

Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, a segregated asset account, such as the portfolio of a Fund, will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Each Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

                              FINANCIAL STATEMENTS

The financial statements of the JNL Variable Fund for the period ended December 31, 2002 are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual Report to interest holders. The Annual Report is available at no charge upon written or telephone request to the JNL Variable Fund at the address and telephone number set forth on the front page of this Statement of Additional Information.








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